STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
Semiconductors & Semiconductor Equipment	8.7%
Software	7.6
Interactive Media & Services	6.6
Financial Services	5.9
Technology Hardware, Storage & Peripherals	4.9
Electric Utilities	4.1
Oil, Gas & Consumable Fuels	4.0
Banks	3.9
Beverages	3.8
Broadline Retail	3.6
Capital Markets	3.2
Hotels, Restaurants & Leisure	3.2
Aerospace & Defense	3.1
Consumer Staples Distribution & Retail	3.1
Automobiles	2.7
Household Products	2.7
Specialty Retail	2.7
Health Care Equipment & Supplies	2.3
Industrial Conglomerates	2.1
IT Services	2.0
Chemicals	1.9
Pharmaceuticals	1.9
Industry Diversification	Percent*
Biotechnology	1.8%
Insurance	1.6
Entertainment	1.5
Life Sciences Tools & Services	1.5
Air Freight & Logistics	1.4
Food Products	1.3
Media	1.3
Communications Equipment	1.2
Consumer Finance	1.0
Diversified Telecommunication Services	1.0
Ground Transportation	1.0
Wireless Telecommunication Services	1.0
Textiles, Apparel & Luxury Goods	0.9
Machinery	0.8
Electrical Equipment	0.7
Specialized Real Estate Investment Trusts	0.7
Health Care Providers & Services	0.6
Retail Real Estate Investment Trusts	0.6
Money Market Fund	0.2
Total Investments	104.1%

*	Percentages indicated are based on net assets as of July 31, 2023.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS - 103.9%

AEROSPACE & DEFENSE - 3.1%
Boeing Co. (The)(a)	1,600	$382,160
General Dynamics Corp.	2,700	603,666
Lockheed Martin Corp.	1,000	446,370
RTX Corp.	7,099	624,215
		2,056,411
AIR FREIGHT & LOGISTICS - 1.4%
FedEx Corp.	1,100	296,945
United Parcel Service, Inc., Class B	3,500	654,955
		951,900
AUTOMOBILES - 2.7%
Ford Motor Co.	13,000	171,730
General Motors Co.	5,400	207,198
Tesla, Inc.(a)	5,400	1,444,122
		1,823,050
BANKS - 3.9%
Bank of America Corp.	16,700	534,400
Citigroup, Inc.	4,900	233,534
JPMorgan Chase & Co.	6,700	1,058,332
U.S. Bancorp	7,900	313,472
Wells Fargo & Co.	10,600	489,296
		2,629,034
BEVERAGES - 3.8%
Coca-Cola Co. (The)	20,800	1,288,144
PepsiCo, Inc.	6,500	1,218,490
		2,506,634
BIOTECHNOLOGY - 1.8%
Amgen, Inc.	2,900	679,035
Gilead Sciences, Inc.	6,600	502,524
		1,181,559
BROADLINE RETAIL - 3.6%
Amazon.com, Inc.(a)	18,000	2,406,240

CAPITAL MARKETS - 3.2%
Bank of New York Mellon Corp. (The)	6,900	312,984
BlackRock, Inc.	700	517,195
Charles Schwab Corp. (The)	4,200	277,620
Goldman Sachs Group, Inc. (The)	1,400	498,218
Morgan Stanley	5,500	503,580
		2,109,597
CHEMICALS - 1.9%
Dow, Inc.	9,100	513,877
Linde PLC	2,000	781,340
		1,295,217
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.2%
Cisco Systems, Inc.	16,000	$832,640

CONSUMER FINANCE - 1.0%
American Express Co.	2,300	388,424
Capital One Financial Corp.	2,200	257,444
		645,868
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.1%
Costco Wholesale Corp.	1,600	897,072
Target Corp.	2,400	327,528
Walgreens Boots Alliance, Inc.	4,300	128,871
Walmart, Inc.	4,300	687,398
		2,040,869
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
AT&T, Inc.	18,200	264,264
Verizon Communications, Inc.	11,000	374,880
		639,144
ELECTRIC UTILITIES - 4.1%
Duke Energy Corp.	8,400	786,408
Exelon Corp.	11,400	477,204
NextEra Energy, Inc.	8,000	586,400
Southern Co. (The)	11,800	853,612
		2,703,624
ELECTRICAL EQUIPMENT - 0.7%
Emerson Electric Co.	5,100	465,885

ENTERTAINMENT - 1.5%
Netflix, Inc.(a)	1,100	482,867
Walt Disney Co. (The)(a)	5,600	497,784
		980,651
FINANCIAL SERVICES - 5.9%
Berkshire Hathaway, Inc., Class B(a)	4,800	1,689,408
Mastercard, Inc., Class A	2,300	906,844
PayPal Holdings, Inc.(a)	3,900	295,698
Visa, Inc., Class A	4,400	1,046,012
		3,937,962
FOOD PRODUCTS - 1.3%
Kraft Heinz Co. (The)	4,300	155,574
Mondelez International, Inc., Class A	9,400	696,822
		852,396
GROUND TRANSPORTATION - 1.0%
Union Pacific Corp.	2,900	672,858

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
Abbott Laboratories	8,100	$901,773
Medtronic PLC	7,200	631,872
		1,533,645
HEALTH CARE PROVIDERS & SERVICES - 0.6%
CVS Health Corp.	5,300	395,857

HOTELS, RESTAURANTS & LEISURE - 3.2%
Booking Holdings, Inc.(a)	200	594,160
McDonald's Corp.	3,500	1,026,200
Starbucks Corp.	4,700	477,379
		2,097,739
HOUSEHOLD PRODUCTS - 2.7%
Colgate-Palmolive Co.	7,300	556,698
Procter & Gamble Co. (The)	7,800	1,219,140
		1,775,838
INDUSTRIAL CONGLOMERATES - 2.1%
3M Co.	5,400	602,100
Honeywell International, Inc.	4,000	776,520
		1,378,620
INSURANCE - 1.6%
American International Group, Inc.	6,500	391,820
MetLife, Inc.	11,100	698,967
		1,090,787
INTERACTIVE MEDIA & SERVICES - 6.6%
Alphabet, Inc., Class A(a)	12,600	1,672,272
Alphabet, Inc., Class C†(a)	9,900	1,317,789
Meta Platforms, Inc., Class A(a)	4,500	1,433,700
		4,423,761
IT SERVICES - 2.0%
Accenture PLC, Class A	2,700	854,145
International Business Machines Corp.	3,200	461,376
		1,315,521
LIFE SCIENCES TOOLS & SERVICES - 1.5%
Danaher Corp.	4,000	1,020,240

MACHINERY - 0.8%
Caterpillar, Inc.	2,100	556,857

MEDIA - 1.3%
Charter Communications, Inc., Class A(a)	800	324,152
Comcast Corp., Class A	12,100	547,646
		871,798
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 4.0%
Chevron Corp.	5,200	$851,032
ConocoPhillips	5,500	647,460
Exxon Mobil Corp.	10,900	1,168,916
		2,667,408
PHARMACEUTICALS - 1.9%
Eli Lilly & Co.	2,800	1,272,740

RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.6%
Simon Property Group, Inc.	3,300	411,180

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.7%
Advanced Micro Devices, Inc.(a)	5,100	583,440
Broadcom, Inc.	1,200	1,078,380
Intel Corp.	11,400	407,778
NVIDIA Corp.	5,300	2,476,637
QUALCOMM, Inc.	3,900	515,463
Texas Instruments, Inc.	4,100	738,000
		5,799,698
SOFTWARE - 7.6%
Adobe, Inc.(a)	1,300	710,021
Microsoft Corp.	9,200	3,090,464
Oracle Corp.	5,200	609,596
Salesforce, Inc.(a)	2,800	630,028
		5,040,109
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.7%
American Tower Corp.	2,500	475,775

SPECIALTY RETAIL - 2.7%
Home Depot, Inc. (The)	3,200	1,068,288
Lowe’s Cos., Inc.	3,200	749,664
		1,817,952
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.9%
Apple, Inc.	16,600	3,261,070

TEXTILES, APPAREL & LUXURY GOODS - 0.9%
NIKE, Inc., Class B	5,200	574,028

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
T-Mobile U.S., Inc.(a)	4,700	647,519

TOTAL COMMON STOCKS (COST $65,181,414)		69,159,681

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 5.12%(b)	172,606	$172,606
TOTAL MONEY MARKET FUND (COST $172,606)		172,606
TOTAL INVESTMENTS (COST $65,354,020) - 104.1%		69,332,287

Value
WRITTEN CALL OPTIONS - (4.5)% (PREMIUMS RECEIVED ($1,700,390))	$(2,997,304)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	242,205
NET ASSETS - 100.0%	$66,577,188
Securities in this Fund are pledged as collateral for call options written.

†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2023 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of July 31, 2023 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	45	$(472,500)	$105.00	10/20/23	$(38,295)
Abbott Laboratories	Call	75	(787,500)	105.00	8/18/23	(50,625)
Accenture PLC, Class A	Call	20	(560,000)	280.00	8/18/23	(77,120)
Adobe, Inc.	Call	10	(520,000)	520.00	9/15/23	(42,930)
Advanced Micro Devices, Inc.	Call	45	(562,500)	125.00	9/15/23	(21,015)
Alphabet, Inc., Class A	Call	80	(1,040,000)	130.00	9/15/23	(54,400)
Amazon.com, Inc.	Call	155	(1,782,500)	115.00	8/18/23	(297,600)
American Express Co.	Call	20	(340,000)	170.00	10/20/23	(14,300)
American International Group, Inc.	Call	60	(330,000)	55.00	8/18/23	(33,600)
American Tower Corp.	Call	20	(400,000)	200.00	10/20/23	(10,020)
Amgen, Inc.	Call	20	(470,000)	235.00	10/20/23	(17,050)
Apple, Inc.	Call	135	(2,430,000)	180.00	8/18/23	(234,225)
AT&T, Inc.	Call	170	(272,000)	16.00	10/20/23	(2,720)
Bank of America Corp.	Call	150	(450,000)	30.00	10/20/23	(41,850)
Bank of New York Mellon Corp. (The)	Call	60	(270,000)	45.00	9/15/23	(9,900)
Berkshire Hathaway, Inc., Class B	Call	40	(1,340,000)	335.00	9/15/23	(85,900)
BlackRock, Inc.	Call	5	(390,000)	780.00	10/20/23	(7,550)
Boeing Co. (The)	Call	10	(215,000)	215.00	8/18/23	(24,950)
Booking Holdings, Inc.	Call	2	(580,000)	2,900.00	8/18/23	(28,220)
Broadcom, Inc.	Call	8	(720,000)	900.00	8/18/23	(18,400)
Capital One Financial Corp.	Call	10	(115,000)	115.00	9/15/23	(5,700)
Caterpillar, Inc.	Call	15	(330,000)	220.00	8/18/23	(68,850)
Charles Schwab Corp. (The)	Call	35	(245,000)	70.00	10/20/23	(7,070)
Charter Communications, Inc., Class A	Call	5	(185,000)	370.00	8/18/23	(18,150)
Chevron Corp.	Call	45	(720,000)	160.00	9/15/23	(30,150)
Cisco Systems, Inc.	Call	150	(787,500)	52.50	9/15/23	(23,475)
Citigroup, Inc.	Call	45	(225,000)	50.00	9/15/23	(2,115)
Coca-Cola Co. (The)	Call	190	(1,187,500)	62.50	11/17/23	(32,870)
Colgate-Palmolive Co.	Call	55	(426,250)	77.50	8/18/23	(2,915)
Comcast Corp., Class A	Call	85	(340,000)	40.00	8/18/23	(46,112)
ConocoPhillips	Call	45	(495,000)	110.00	8/18/23	(37,800)
Costco Wholesale Corp.	Call	14	(728,000)	520.00	9/15/23	(65,114)
CVS Health Corp.	Call	50	(362,500)	72.50	8/18/23	(17,000)
Danaher Corp.	Call	35	(840,000)	240.00	9/15/23	(66,675)
Dow, Inc.	Call	85	(467,500)	55.00	9/15/23	(20,995)
Duke Energy Corp.	Call	75	(712,500)	95.00	10/20/23	(18,375)
Eli Lilly & Co.	Call	20	(940,000)	470.00	9/15/23	(22,300)
Emerson Electric Co.	Call	45	(382,500)	85.00	9/15/23	(31,950)
Exelon Corp.	Call	105	(441,000)	42.00	10/20/23	(15,225)
Exxon Mobil Corp.	Call	100	(1,100,000)	110.00	9/15/23	(19,350)
FedEx Corp.	Call	8	(224,000)	280.00	10/20/23	(7,440)
Ford Motor Co.	Call	110	(143,000)	13.00	9/15/23	(7,810)
General Dynamics Corp.	Call	20	(440,000)	220.00	8/18/23	(11,700)
General Motors Co.	Call	45	(157,500)	35.00	8/18/23	(16,088)
Gilead Sciences, Inc.	Call	60	(480,000)	80.00	8/18/23	(2,940)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Goldman Sachs Group, Inc. (The)	Call	10	$(330,000)	$330.00	8/18/23	$(27,390)
Home Depot, Inc. (The)	Call	25	(762,500)	305.00	8/18/23	(76,250)
Honeywell International, Inc.	Call	35	(735,000)	210.00	9/15/23	(1,225)
Intel Corp.	Call	90	(306,000)	34.00	9/15/23	(24,885)
International Business Machines Corp.	Call	25	(337,500)	135.00	9/15/23	(23,500)
JPMorgan Chase & Co.	Call	55	(797,500)	145.00	8/18/23	(74,525)
Kraft Heinz Co. (The)	Call	40	(150,000)	37.50	10/20/23	(2,480)
Linde PLC	Call	15	(577,500)	385.00	10/20/23	(28,650)
Lockheed Martin Corp.	Call	7	(329,000)	470.00	9/15/23	(1,190)
Lowe’s Cos., Inc.	Call	25	(575,000)	230.00	10/20/23	(35,000)
Mastercard, Inc., Class A	Call	20	(780,000)	390.00	9/15/23	(27,300)
McDonald's Corp.	Call	30	(900,000)	300.00	9/15/23	(7,725)
Medtronic PLC	Call	65	(552,500)	85.00	8/18/23	(24,050)
Meta Platforms, Inc., Class A	Call	40	(1,380,000)	345.00	9/15/23	(24,000)
MetLife, Inc.	Call	100	(550,000)	55.00	9/15/23	(81,700)
Microsoft Corp.	Call	80	(2,680,000)	335.00	8/18/23	(62,800)
Mondelez International, Inc., Class A	Call	70	(507,500)	72.50	9/15/23	(19,950)
Morgan Stanley	Call	45	(405,000)	90.00	10/20/23	(23,850)
Netflix, Inc.	Call	8	(368,000)	460.00	10/20/23	(19,200)
NextEra Energy, Inc.	Call	75	(562,500)	75.00	11/17/23	(22,650)
NIKE, Inc., Class B	Call	45	(517,500)	115.00	9/15/23	(8,100)
NVIDIA Corp.	Call	45	(2,137,500)	475.00	8/18/23	(66,487)
NVIDIA Corp.	Call	45	(2,250,000)	500.00	9/15/23	(114,075)
Oracle Corp.	Call	35	(420,000)	120.00	9/15/23	(14,210)
PayPal Holdings, Inc.	Call	35	(253,750)	72.50	9/15/23	(23,100)
PepsiCo, Inc.	Call	60	(1,140,000)	190.00	10/20/23	(24,780)
Procter & Gamble Co. (The)	Call	70	(1,050,000)	150.00	10/20/23	(68,740)
QUALCOMM, Inc.	Call	35	(437,500)	125.00	10/20/23	(43,225)
RTX Corp.	Call	60	(600,000)	100.00	11/17/23	(2,460)
Salesforce, Inc.	Call	20	(440,000)	220.00	8/18/23	(16,900)
Simon Property Group, Inc.	Call	25	(325,000)	130.00	10/20/23	(7,188)
Southern Co. (The)	Call	100	(700,000)	70.00	8/18/23	(28,700)
Starbucks Corp.	Call	40	(420,000)	105.00	8/18/23	(6,480)
Target Corp.	Call	20	(280,000)	140.00	9/15/23	(9,900)
Tesla, Inc.	Call	45	(1,350,000)	300.00	8/18/23	(7,965)
Texas Instruments, Inc.	Call	35	(647,500)	185.00	10/20/23	(20,475)
T-Mobile U.S., Inc.	Call	35	(472,500)	135.00	8/18/23	(15,400)
U.S. Bancorp	Call	65	(227,500)	35.00	9/15/23	(34,450)
Union Pacific Corp.	Call	20	(420,000)	210.00	8/18/23	(45,800)
United Parcel Service, Inc., Class B	Call	25	(450,000)	180.00	8/18/23	(24,125)
Verizon Communications, Inc.	Call	100	(350,000)	35.00	10/20/23	(9,050)
Visa, Inc., Class A	Call	40	(940,000)	235.00	8/18/23	(19,700)
Walgreens Boots Alliance, Inc.	Call	30	(90,000)	30.00	10/20/23	(4,410)
Walmart, Inc.	Call	35	(542,500)	155.00	9/15/23	(25,725)
Walt Disney Co. (The)	Call	45	(427,500)	95.00	10/20/23	(13,050)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	90	$(405,000)	$45.00	10/20/23	$(25,650)
(Premiums received $1,700,390)						$(2,997,304)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

The table below sets forth the diversification of the Steward Equity Market Neutral Fund investments by Industry.

Industry Diversification	Percent^*
Money Market Fund	4.6%
Software	4.5
Health Care Providers & Services	3.9
Trading Companies & Distributors	3.5
Consumer Finance	3.4
Specialty Retail	3.3
Specialized Real Estate Investment Trusts	2.5
Semiconductors & Semiconductor Equipment	2.4
Electrical Equipment	2.1
Containers & Packaging	2.0
Technology Hardware, Storage & Peripherals	2.0
Textiles, Apparel & Luxury Goods	2.0
Air Freight & Logistics	1.9
Electronic Equipment, Instruments & Components	1.9
Financial Services	1.6
Real Estate Management & Development	1.6
Food Products	1.4
Consumer Staples Distribution & Retail	1.1
Automobile Components	1.0
Broadline Retail	1.0
Household Durables	1.0
Building Products	0.8
Media	0.7
Distributors	0.5
Professional Services	0.4
Ground Transportation	0.3
Metals & Mining	0.0**
Diversified Consumer Services	(0.2)
Water Utilities	(0.2)
Automobiles	(0.4)
Industry Diversification	Percent^*
Commercial Services & Supplies	(0.8)%
Independent Power and Renewable Electricity Producers	(0.8)
Communications Equipment	(1.0)
Construction & Engineering	(1.0)
Energy Equipment & Services	(1.0)
Health Care Technology	(1.0)
Banks	(1.1)
Insurance	(1.1)
Machinery	(1.1)
IT Services	(1.2)
Household Products	(1.5)
Multi-Utilities	(1.5)
Passenger Airlines	(1.9)
Chemicals	(2.0)
Beverages	(2.1)
Electric Utilities	(2.1)
Pharmaceuticals	(2.1)
Life Sciences Tools & Services	(2.2)
Oil, Gas & Consumable Fuels	(2.2)
Capital Markets	(2.4)
Interactive Media & Services	(2.7)
Entertainment	(2.8)
Biotechnology	(4.0)
Aerospace & Defense	(4.3)
Hotels, Restaurants & Leisure	(4.5)
Health Care Equipment & Supplies	(5.1)
Total Investments	(2.9)%

^	Percentages indicated are net of Common Stocks and Common Stocks Sold Short.
*	Percentages indicated are based on net assets as of July 31, 2023.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS - 91.2%

AIR FREIGHT & LOGISTICS - 1.9%
C.H. Robinson Worldwide, Inc.(a)	7,500	$751,350
Expeditors International of Washington, Inc.(a)	6,100	776,530
		1,527,880
AUTOMOBILE COMPONENTS - 1.0%
BorgWarner, Inc.(a)	17,200	799,800

BANKS - 0.9%
Bank of America Corp.(a)	23,400	748,800

BIOTECHNOLOGY - 1.7%
Biogen, Inc.(a)(b)	2,300	621,437
Gilead Sciences, Inc.(a)	10,100	769,014
		1,390,451
BROADLINE RETAIL - 2.0%
Macy's, Inc.(a)	46,100	764,799
Nordstrom, Inc.(a)	35,400	818,094
		1,582,893
BUILDING PRODUCTS - 1.9%
Fortune Brands Innovations, Inc.(a)	10,500	746,235
Owens Corning(a)	5,800	811,942
		1,558,177
CAPITAL MARKETS - 4.8%
Ameriprise Financial, Inc.(a)	2,200	766,590
Bank of New York Mellon Corp. (The)(a)	17,200	780,192
Janus Henderson Group PLC	26,000	763,100
LPL Financial Holdings, Inc.	3,200	733,952
Moody's Corp.	2,200	776,050
		3,819,884
CHEMICALS - 0.9%
Dow, Inc.	12,700	717,169

CONSUMER FINANCE - 5.1%
American Express Co.(a)	4,400	743,072
Capital One Financial Corp.	3,000	351,060
Discover Financial Services(a)	6,400	675,520
OneMain Holdings, Inc.	15,800	718,584
SLM Corp.	48,400	783,112
Synchrony Financial(a)	23,500	811,690
		4,083,038
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
Kroger Co. (The)(a)	16,900	822,016
US Foods Holding Corp.(a)(b)	18,400	786,232
		1,608,248
	Shares	Value
CONTAINERS & PACKAGING - 2.0%
Berry Global Group, Inc.(a)	12,500	$819,625
Graphic Packaging Holding Co.	32,000	774,400
		1,594,025
DISTRIBUTORS - 0.5%
Genuine Parts Co.(a)	2,700	420,444

DIVERSIFIED CONSUMER SERVICES - 0.9%
Grand Canyon Education, Inc.(a)(b)	6,900	748,995

ELECTRICAL EQUIPMENT - 2.6%
Acuity Brands, Inc.(a)	4,700	776,628
nVent Electric PLC	14,100	745,608
Sensata Technologies Holding PLC	13,100	553,475
		2,075,711
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.9%
Jabil, Inc.(a)	6,800	752,556
Vontier Corp.(a)	25,300	782,529
		1,535,085
FINANCIAL SERVICES - 3.9%
Mastercard, Inc., Class A(a)	2,100	827,988
Visa, Inc., Class A(a)	3,200	760,736
Western Union Co. (The)(a)	61,300	746,634
WEX, Inc.(a)(b)	4,100	776,335
		3,111,693
FOOD PRODUCTS - 1.9%
General Mills, Inc.(a)	10,800	807,192
Mondelez International, Inc., Class A	10,000	741,300
		1,548,492
GROUND TRANSPORTATION - 2.4%
CSX Corp.(a)	12,500	416,500
Landstar System, Inc.(a)	3,700	753,283
Ryder System, Inc.	7,400	755,910
		1,925,693
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Hologic, Inc.(a)(b)	6,300	500,346

HEALTH CARE PROVIDERS & SERVICES - 6.6%
AmerisourceBergen Corp.(a)	4,300	803,670
Cardinal Health, Inc.(a)	8,900	814,083
Cigna Group (The)(a)	2,600	767,260
DaVita, Inc.(b)	5,600	571,144
Elevance Health, Inc.(a)	1,600	754,608

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Humana, Inc.(a)	1,700	$776,611
McKesson Corp.(a)	1,900	764,560
		5,251,936
HOTELS, RESTAURANTS & LEISURE - 1.1%
Booking Holdings, Inc.(a)(b)	300	891,240

HOUSEHOLD DURABLES - 1.0%
TopBuild Corp.(a)(b)	2,800	767,004

HOUSEHOLD PRODUCTS - 0.5%
Kimberly-Clark Corp.	2,800	361,480

INSURANCE - 1.0%
Aflac, Inc.(a)	7,400	535,316
Hartford Financial Services Group, Inc. (The)(a)	4,000	287,520
		822,836
IT SERVICES - 0.8%
VeriSign, Inc.(a)(b)	3,200	675,040

MACHINERY - 1.0%
Ingersoll Rand, Inc.(a)	12,000	783,240

MEDIA - 1.8%
Interpublic Group of Cos., Inc. (The)(a)	19,900	681,177
Omnicom Group, Inc.(a)	8,500	719,270
		1,400,447
METALS & MINING - 1.0%
Reliance Steel & Aluminum Co.	2,700	790,722

OIL, GAS & CONSUMABLE FUELS - 0.2%
ConocoPhillips	1,300	153,036

PROFESSIONAL SERVICES - 3.3%
Genpact Ltd.	20,000	721,800
KBR, Inc.	7,600	467,324
ManpowerGroup, Inc.(a)	9,200	725,696
Robert Half, Inc.	9,600	711,840
		2,626,660
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
CBRE Group, Inc., Class A(a)(b)	9,000	749,790
Howard Hughes Corp. (The)(b)	6,400	540,352
		1,290,142
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
Applied Materials, Inc.	4,900	742,791
	Shares	Value
Cirrus Logic, Inc.(a)(b)	9,900	$799,920
Lam Research Corp.(a)	1,100	790,339
QUALCOMM, Inc.(a)	5,800	766,586
		3,099,636
SOFTWARE - 13.4%
Adobe, Inc.(a)(b)	1,400	764,638
ANSYS, Inc.(a)(b)	2,200	752,620
Autodesk, Inc.(a)(b)	3,600	763,164
Cadence Design Systems, Inc.(a)(b)	3,200	748,832
Dolby Laboratories, Inc., Class A	8,600	762,046
Dropbox, Inc., Class A(a)(b)	28,600	770,770
Fortinet, Inc.(a)(b)	9,700	753,884
Microsoft Corp.	500	167,960
NCR Corp.(b)	18,800	505,344
Oracle Corp.	7,100	832,333
Palo Alto Networks, Inc.(b)	3,200	799,872
Salesforce, Inc.(b)	3,300	742,533
Synopsys, Inc.(a)(b)	1,700	768,060
Teradata Corp.(a)(b)	13,700	778,845
VMware, Inc., Class A(a)(b)	5,000	788,150
		10,699,051
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.5%
Equinix, Inc.	1,000	809,920
Iron Mountain, Inc.(a)	13,300	816,620
Weyerhaeuser Co.(a)	10,100	344,006
		1,970,546
SPECIALTY RETAIL - 5.1%
Bath & Body Works, Inc.	5,100	189,006
Best Buy Co., Inc.(a)	9,000	747,450
Dick's Sporting Goods, Inc.	5,500	775,500
Gap, Inc. (The)(a)	72,400	745,720
Lowe’s Cos., Inc.(a)	3,400	796,518
TJX Cos., Inc. (The)(a)	9,300	804,729
		4,058,923
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
Hewlett Packard Enterprise Co.(a)	46,100	801,218
HP, Inc.(a)	24,900	817,467
		1,618,685
TEXTILES, APPAREL & LUXURY GOODS - 2.0%
Deckers Outdoor Corp.(b)	1,500	815,535
PVH Corp.(a)	8,900	797,796
		1,613,331
TRADING COMPANIES & DISTRIBUTORS - 3.5%
Ferguson PLC	3,900	630,318

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Univar Solutions, Inc.(b)	22,200	$802,308
W.W. Grainger, Inc.(a)	1,000	738,490
WESCO International, Inc.	3,700	649,609
		2,820,725
TOTAL COMMON STOCKS (COST $65,533,549)		72,991,504
MONEY MARKET FUND - 4.6%
Northern Institutional Treasury Portfolio (Premier Class), 5.12%(c)	3,679,379	3,679,379
TOTAL MONEY MARKET FUND (COST $3,679,379)		3,679,379
TOTAL INVESTMENTS (COST $69,212,928) - 95.8%		76,670,883

COMMON STOCKS SOLD SHORT - (98.7)%

AEROSPACE & DEFENSE - (4.3)%
Boeing Co. (The)	(3,500)	(835,975)
HEICO Corp., Class A	(6,200)	(870,170)
Mercury Systems, Inc.	(22,300)	(846,954)
Spirit AeroSystems Holdings, Inc., Class A	(26,700)	(849,594)
		(3,402,693)
AUTOMOBILES - (0.4)%
Tesla, Inc.	(1,300)	(347,659)
BANKS - (2.0)%
Columbia Banking System, Inc.	(38,300)	(856,005)
Cullen/Frost Bankers, Inc.	(7,000)	(760,060)
		(1,616,065)
BEVERAGES - (2.1)%
Boston Beer Co., Inc. (The), Class A	(2,200)	(817,168)
Celsius Holdings, Inc.	(5,700)	(824,790)
		(1,641,958)
BIOTECHNOLOGY - (5.7)%
Alnylam Pharmaceuticals, Inc.	(4,300)	(840,220)
Apellis Pharmaceuticals, Inc.	(20,200)	(520,150)
Ionis Pharmaceuticals, Inc.	(20,100)	(832,743)
Natera, Inc.	(16,300)	(737,086)
Sarepta Therapeutics, Inc.	(7,900)	(856,281)
Seagen, Inc.	(3,900)	(747,942)
		(4,534,422)
BROADLINE RETAIL - (1.0)%
Amazon.com, Inc.	(6,100)	(815,448)
BUILDING PRODUCTS - (1.1)%
Trex Co., Inc.	(12,100)	(836,594)
CAPITAL MARKETS - (7.2)%
Blackstone, Inc.	(7,900)	(827,841)
	Shares	Value
Blue Owl Capital, Inc.	(70,100)	$(863,632)
Carlyle Group, Inc. (The)	(22,700)	(809,255)
Charles Schwab Corp. (The)	(12,200)	(806,420)
KKR & Co., Inc.	(13,800)	(819,444)
Raymond James Financial, Inc.	(7,500)	(825,525)
TPG, Inc.	(28,700)	(844,641)
		(5,796,758)
CHEMICALS - (2.9)%
Albemarle Corp.	(3,300)	(700,524)
Ashland, Inc.	(9,100)	(831,376)
RPM International, Inc.	(7,800)	(805,818)
		(2,337,718)
COMMERCIAL SERVICES & SUPPLIES - (0.8)%
Stericycle, Inc.	(14,500)	(616,105)
COMMUNICATIONS EQUIPMENT - (1.0)%
Ubiquiti, Inc.	(4,600)	(817,190)
CONSTRUCTION & ENGINEERING - (1.0)%
MasTec, Inc.	(7,000)	(824,250)
CONSUMER FINANCE - (1.7)%
Credit Acceptance Corp.	(1,500)	(834,900)
SoFi Technologies, Inc.	(32,100)	(367,545)
Upstart Holdings, Inc.	(1,700)	(116,773)
		(1,319,218)
CONSUMER STAPLES DISTRIBUTION & RETAIL - (0.9)%
Grocery Outlet Holding Corp.	(20,600)	(689,070)
DIVERSIFIED CONSUMER SERVICES - (1.1)%
Mister Car Wash, Inc.	(88,700)	(880,791)
ELECTRIC UTILITIES - (2.1)%
Constellation Energy Corp.	(8,600)	(831,190)
NRG Energy, Inc.	(22,600)	(858,574)
		(1,689,764)
ELECTRICAL EQUIPMENT - (0.5)%
Plug Power, Inc.	(7,900)	(103,648)
Shoals Technologies Group, Inc., Class A	(12,400)	(321,904)
		(425,552)
ENERGY EQUIPMENT & SERVICES - (1.0)%
NOV, Inc.	(41,500)	(833,320)
ENTERTAINMENT - (2.8)%
ROBLOX Corp., Class A	(18,600)	(730,050)
Roku, Inc.	(9,000)	(866,430)
Warner Bros Discovery, Inc.	(49,800)	(650,886)
		(2,247,366)
FINANCIAL SERVICES - (2.3)%
Rocket Cos., Inc., Class A	(25,800)	(281,994)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
TFS Financial Corp.	(60,400)	$(876,404)
Toast, Inc., Class A	(31,800)	(701,826)
		(1,860,224)
FOOD PRODUCTS - (0.5)%
Freshpet, Inc.	(600)	(44,124)
Pilgrim's Pride Corp.	(15,800)	(391,366)
		(435,490)
GROUND TRANSPORTATION - (2.1)%
Lyft, Inc., Class A	(67,200)	(854,112)
U-Haul Holding Co.	(13,200)	(803,352)
		(1,657,464)
HEALTH CARE EQUIPMENT & SUPPLIES - (5.7)%
Enovis Corp.	(12,900)	(824,310)
Envista Holdings Corp.	(19,400)	(667,554)
Globus Medical, Inc., Class A	(13,300)	(801,591)
ICU Medical, Inc.	(3,800)	(677,084)
Masimo Corp.	(4,400)	(538,120)
Novocure Ltd.	(8,200)	(267,648)
STERIS PLC	(3,500)	(789,425)
		(4,565,732)
HEALTH CARE PROVIDERS & SERVICES - (2.7)%
Acadia Healthcare Co., Inc.	(10,100)	(798,203)
agilon health, Inc. (a)	(27,700)	(530,455)
Guardant Health, Inc.	(21,600)	(842,832)
		(2,171,490)
HEALTH CARE TECHNOLOGY - (1.0)%
Definitive Healthcare Corp.	(68,500)	(810,355)
HOTELS, RESTAURANTS & LEISURE - (5.6)%
Choice Hotels International, Inc.	(6,200)	(810,650)
Domino's Pizza, Inc.	(2,100)	(833,154)
DraftKings, Inc., Class A (a)	(24,800)	(788,144)
Marriott Vacations Worldwide Corp.	(1,200)	(154,212)
Norwegian Cruise Line Holdings Ltd.	(37,200)	(821,004)
Planet Fitness, Inc., Class A	(12,200)	(823,988)
Royal Caribbean Cruises Ltd.	(1,300)	(141,843)
Sabre Corp.	(30,400)	(124,640)
		(4,497,635)
HOUSEHOLD PRODUCTS - (2.0)%
Reynolds Consumer Products, Inc.	(28,700)	(794,416)
Spectrum Brands Holdings, Inc. (a)	(10,400)	(815,464)
		(1,609,880)
	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - (0.8)%
Vistra Corp.	(23,000)	$(645,380)
INSURANCE - (2.1)%
American Financial Group, Inc.	(6,600)	(802,626)
Kemper Corp.	(16,600)	(846,102)
		(1,648,728)
INTERACTIVE MEDIA & SERVICES - (2.7)%
IAC, Inc.	(11,800)	(821,280)
Match Group, Inc.	(18,100)	(841,831)
Pinterest, Inc., Class A	(17,200)	(498,628)
		(2,161,739)
IT SERVICES - (2.0)%
Cloudflare, Inc., Class A	(11,300)	(777,101)
EPAM Systems, Inc.	(3,500)	(828,835)
		(1,605,936)
LIFE SCIENCES TOOLS & SERVICES - (2.2)%
10X Genomics, Inc., Class A	(13,600)	(856,528)
Sotera Health Co.	(45,500)	(863,590)
		(1,720,118)
MACHINERY - (2.1)%
RBC Bearings, Inc.	(3,600)	(813,780)
Stanley Black & Decker, Inc.	(8,600)	(853,722)
		(1,667,502)
MEDIA - (1.1)%
Liberty Broadband Corp., Class A	(10,100)	(897,183)
METALS & MINING - (1.0)%
MP Materials Corp.	(33,300)	(794,205)
MULTI-UTILITIES - (1.5)%
CenterPoint Energy, Inc.	(26,700)	(803,403)
Dominion Energy, Inc.	(7,700)	(412,335)
		(1,215,738)
OIL, GAS & CONSUMABLE FUELS - (2.4)%
DT Midstream, Inc.	(15,700)	(840,264)
Enviva, Inc.	(17,100)	(230,337)
New Fortress Energy, Inc.	(29,500)	(842,225)
		(1,912,826)
PASSENGER AIRLINES - (1.9)%
JetBlue Airways Corp.	(93,500)	(726,495)
Southwest Airlines Co.	(22,000)	(751,520)
		(1,478,015)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
PHARMACEUTICALS - (2.1)%
Catalent, Inc.	(17,300)	$(839,396)
Elanco Animal Health, Inc.	(71,200)	(859,384)
		(1,698,780)
PROFESSIONAL SERVICES - (2.9)%
Dun & Bradstreet Holdings, Inc.	(67,600)	(799,032)
Equifax, Inc.	(3,400)	(693,872)
Paycor HCM, Inc.	(31,700)	(851,462)
		(2,344,366)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (1.5)%
Entegris, Inc.	(2,000)	(219,420)
Monolithic Power Systems, Inc.	(300)	(167,847)
Wolfspeed, Inc.	(12,600)	(830,340)
		(1,217,607)
SOFTWARE - (8.9)%
Alteryx, Inc., Class A	(20,600)	(854,076)
Aspen Technology, Inc.	(4,700)	(838,950)
BILL Holdings, Inc.	(1,700)	(213,078)
C3.ai, Inc., Class A	(10,700)	(449,400)
Datadog, Inc., Class A	(7,100)	(828,712)
Five9, Inc.	(1,600)	(140,400)
HashiCorp, Inc., Class A	(29,500)	(873,495)
Informatica, Inc., Class A	(11,800)	(224,672)
nCino, Inc.	(11,600)	(375,260)
SentinelOne, Inc., Class A	(48,700)	(811,829)
Tyler Technologies, Inc.	(1,900)	(753,597)
Unity Software, Inc.	(16,900)	(774,696)
		(7,138,165)
	Shares	Value
SPECIALTY RETAIL - (1.8)%
Floor & Decor Holdings, Inc.	(1,700)	$(195,245)
GameStop Corp., Class A	(5,600)	(124,320)
Petco Health & Wellness Co., Inc.	(21,800)	(177,888)
Wayfair, Inc., Class A	(12,000)	(934,440)
		(1,431,893)
WATER UTILITIES - (0.2)%
American Water Works Co., Inc.	(1,200)	(176,916)
TOTAL COMMON STOCKS SOLD SHORT (PROCEEDS ($74,426,424))		(79,035,308)
TOTAL SECURITIES SOLD SHORT (PROCEEDS ($74,426,424)) - (98.7)%		(79,035,308)
OTHER ASSETS IN EXCESS OF LIABILITIES - 103.0%		82,426,786
NET ASSETS - 100.0%		$80,062,361

(a)	All or portion of the shares have been pledged as collateral for open short positions.
(b)	Represents non-income producing security.
(c)	7-day current yield as of July 31, 2023 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	62.0%
Canada	14.0
Taiwan	4.9
Switzerland	4.3
United Kingdom	4.2
Republic of Korea (South)	3.0
Brazil	2.1
Ireland (Republic of)	1.7
Colombia	1.5
Netherlands	1.1
Sweden	0.9
Total Investments	99.7%

*	Percentages indicated are based on net assets as of July 31, 2023.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS - 98.2%

AEROSPACE & DEFENSE - 1.0%
General Dynamics Corp.	17,770	$3,973,017

AIR FREIGHT & LOGISTICS - 1.7%
C.H. Robinson Worldwide, Inc.	62,950	6,306,331

BANKS - 10.7%
Bank of Nova Scotia (The)	72,260	3,639,014
Barclays PLC, Sponsored ADR	650,000	5,193,500
Canadian Imperial Bank of Commerce	92,500	4,076,475
KB Financial Group, Inc., ADR	154,580	6,209,478
Lloyds Banking Group PLC, ADR	2,200,000	5,038,000
NatWest Group PLC, Sponsored ADR	873,260	5,545,201
Royal Bank of Canada	47,610	4,719,579
Toronto-Dominion Bank (The)	91,690	6,046,039
		40,467,286
BEVERAGES - 1.9%
Coca-Cola Co. (The)	113,710	7,042,060

BIOTECHNOLOGY - 1.6%
Gilead Sciences, Inc.	79,500	6,053,130

CHEMICALS - 2.6%
Air Products and Chemicals, Inc.	14,840	4,531,097
Nutrien Ltd.	80,000	5,511,200
		10,042,297
COMMUNICATIONS EQUIPMENT - 2.5%
Cisco Systems, Inc.	117,220	6,100,129
Telefonaktiebolaget LM Ericsson, Sponsored ADR	648,520	3,275,026
		9,375,155
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
Andersons, Inc. (The)	130,000	6,346,600

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
KT Corp., Sponsored ADR	450,000	5,278,500
Verizon Communications, Inc.	151,720	5,170,618
		10,449,118
ELECTRIC UTILITIES - 1.8%
Entergy Corp.	34,850	3,579,095
Portland General Electric Co.	66,960	3,191,983
		6,771,078
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.0%
Avnet, Inc.	113,210	$5,490,685
TE Connectivity Ltd.	40,000	5,739,600
		11,230,285
FOOD PRODUCTS - 4.8%
Archer-Daniels-Midland Co.	66,000	5,607,360
Bunge Ltd.	62,530	6,795,135
Kellogg Co.	88,160	5,897,022
		18,299,517
HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
Abbott Laboratories	55,040	6,127,604
Becton, Dickinson & Co.	26,610	7,414,078
		13,541,682
HEALTH CARE PROVIDERS & SERVICES - 7.5%
Cigna Group (The)	36,570	10,791,807
Elevance Health, Inc.	12,870	6,069,878
Quest Diagnostics, Inc.	51,940	7,022,807
U.S. Physical Therapy, Inc.	38,440	4,469,419
		28,353,911
HOTELS, RESTAURANTS & LEISURE - 2.9%
McDonald's Corp.	37,430	10,974,476

HOUSEHOLD DURABLES - 1.0%
Garmin Ltd.	37,480	3,968,757

INSURANCE - 1.4%
Sun Life Financial, Inc.	104,720	5,509,319

IT SERVICES - 4.3%
Accenture PLC, Class A	20,350	6,437,722
Amdocs Ltd.	61,390	5,748,560
Cognizant Technology Solutions Corp., Class A	62,860	4,150,646
		16,336,928
MACHINERY - 3.0%
Hillenbrand, Inc.	100,000	5,194,000
Snap-on, Inc.	22,100	6,020,924
		11,214,924
MEDIA - 4.2%
Nexstar Media Group, Inc.	31,450	5,872,344
Omnicom Group, Inc.	55,740	4,716,719
TEGNA, Inc.	320,000	5,408,000
		15,997,063

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
METALS & MINING - 1.1%
Ternium SA, Sponsored ADR	94,870	$4,235,946

OIL, GAS & CONSUMABLE FUELS - 6.8%
Canadian Natural Resources, Ltd.	111,280	6,765,824
Ecopetrol SA, Sponsored ADR	497,930	5,835,739
Petroleo Brasileiro SA, Sponsored ADR	526,990	7,736,213
Suncor Energy, Inc.	174,240	5,451,970
		25,789,746
PROFESSIONAL SERVICES - 3.5%
Broadridge Financial Solutions, Inc.	32,080	5,386,874
Paychex, Inc.	63,270	7,938,487
		13,325,361
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
ASE Industrial Holding Co. Ltd., ADR	886,950	7,122,208
QUALCOMM, Inc.	35,440	4,684,105
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	71,040	7,043,616
Texas Instruments, Inc.	48,220	8,679,600
United Microelectronics Corp., Sponsored ADR	585,870	4,399,884
		31,929,413
SOFTWARE - 2.7%
Gen Digital, Inc.	224,180	4,360,301
Open Text Corp.	134,060	5,757,877
		10,118,178
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.6%
Crown Castle, Inc.	33,300	3,606,057
Iron Mountain, Inc.	99,520	6,110,528
		9,716,585
SPECIALTY RETAIL - 3.9%
Advance Auto Parts, Inc.	25,630	1,906,616
	Shares	Value
Best Buy Co., Inc.	26,190	$2,175,080
Home Depot, Inc. (The)	16,600	5,541,744
Williams-Sonoma, Inc.	38,260	5,304,366
		14,927,806
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.7%
HP, Inc.	228,960	7,516,757
Logitech International SA	91,490	6,347,576
		13,864,333
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
Gildan Activewear, Inc.	179,000	5,566,900

TOTAL COMMON STOCKS (COST $340,362,375)		371,727,202
MONEY MARKET FUND - 1.5%
Northern Institutional Treasury Portfolio (Premier Class), 5.12%(a)	5,534,635	5,534,635
TOTAL MONEY MARKET FUND (COST $5,534,635)		5,534,635
TOTAL INVESTMENTS (COST $345,897,010) - 99.7%		377,261,837

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		1,230,816
NET ASSETS - 100.0%		$378,492,653

(a)	7-day current yield as of July 31, 2023 is disclosed.

ADR — American Depositary Receipt
PLC — Public Limited Company
SA — Societe Anonyme

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	25.0%
United Kingdom	15.5
China	9.4
Taiwan	8.5
Netherlands	8.1
Japan	5.5
Brazil	4.2
India	3.1
Germany	2.6
Mexico	2.4
France	2.4
Switzerland	2.0
Australia	2.0
Spain	1.6
Republic of Korea (South)	1.6
Ireland (Republic of)	1.0
United States	1.0
Denmark	0.7
Italy	0.5
Chile	0.5
Norway	0.5
South Africa	0.5
Indonesia	0.3
Finland	0.3
Sweden	0.2
Jersey	0.2
Luxembourg	0.1
Colombia	0.0**
Total Investments	99.7%

*	Percentages indicated are based on net assets as of July 31, 2023.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS - 96.8%

AEROSPACE & DEFENSE - 0.1%
CAE, Inc.(a)	6,360	$145,326

AIR FREIGHT & LOGISTICS - 0.2%
ZTO Express Cayman, Inc., ADR	14,238	395,816

AUTOMOBILE COMPONENTS - 0.1%
Magna International, Inc., ADR	5,311	341,657

AUTOMOBILES - 2.3%
Ferrari N.V.	5,824	1,865,951
Honda Motor Co. Ltd., Sponsored ADR	59,031	1,884,270
NIO, Inc., ADR(a)	20,027	306,413
Stellantis N.V.	60,290	1,238,960
		5,295,594
BANKS - 16.7%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	165,860	1,316,928
Banco de Chile, ADR	18,913	422,706
Banco Santander Chile, ADR	7,143	150,717
Banco Santander SA, Sponsored ADR	411,595	1,658,728
Bank of Montreal	20,550	1,909,506
Bank of Nova Scotia (The)	37,116	1,869,162
Barclays PLC, Sponsored ADR	97,189	776,540
Canadian Imperial Bank of Commerce	27,242	1,200,555
HDFC Bank Ltd., ADR	39,449	2,693,578
HSBC Holdings PLC, Sponsored ADR	117,590	4,912,910
ICICI Bank Ltd., Sponsored ADR	90,118	2,214,199
ING Groep N.V., Sponsored ADR	102,170	1,488,617
KB Financial Group, Inc., ADR	20,426	820,513
Lloyds Banking Group PLC, ADR	425,905	975,323
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	341,190	2,753,403
Mizuho Financial Group, Inc., ADR	315,100	1,083,944
NatWest Group PLC, Sponsored ADR	80,216	509,372
NU Holdings Ltd., Class A(a)	54,767	435,945
Royal Bank of Canada	46,003	4,560,277
Shinhan Financial Group Co. Ltd., ADR	26,581	733,901
	Shares	Value
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	193,720	$1,805,470
Toronto-Dominion Bank (The)	54,678	3,605,467
Woori Financial Group, Inc., Sponsored ADR	4,965	136,389
		38,034,150
BEVERAGES - 1.2%
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	12,392	1,044,894
Fomento Economico Mexicano SAB de CV, Sponsored ADR	15,448	1,749,486
		2,794,380
BIOTECHNOLOGY - 1.7%
Argenx SE, ADR(a)	3,251	1,640,064
BeiGene Ltd., ADR(a)	2,785	596,603
Genmab A/S, Sponsored ADR(a)	39,960	1,652,746
		3,889,413
BROADLINE RETAIL - 6.2%
Alibaba Group Holding Ltd., Sponsored ADR(a)	99,556	10,170,641
JD.com, Inc., ADR	62,579	2,585,138
PDD Holdings, Inc., ADR(a)	13,313	1,195,774
Vipshop Holdings Ltd., ADR(a)	12,148	228,747
		14,180,300
CAPITAL MARKETS - 1.7%
Brookfield Asset Management Ltd., Class A	18,182	613,097
Deutsche Bank AG	52,343	582,577
Nomura Holdings, Inc., Sponsored ADR	85,620	357,892
UBS Group AG	100,028	2,217,621
		3,771,187
CHEMICALS - 0.5%
Nutrien Ltd.	13,080	901,081
Sasol Ltd., Sponsored ADR	9,749	137,169
		1,038,250
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Waste Connections, Inc.	18,937	2,673,336

COMMUNICATIONS EQUIPMENT - 0.5%
Nokia Oyj, Sponsored ADR	167,640	660,502
Telefonaktiebolaget LM Ericsson, Sponsored ADR	110,090	555,954
		1,216,456

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
CONSTRUCTION MATERIALS - 1.0%
CEMEX SAB de CV, Sponsored ADR(a)	55,045	$419,443
CRH PLC, Sponsored ADR	25,407	1,532,042
James Hardie Industries PLC, Sponsored ADR(a)	12,054	356,798
		2,308,283
DIVERSIFIED CONSUMER SERVICES - 0.3%
New Oriental Education & Technology Group, Inc., Sponsored ADR(a)	3,909	219,412
Pearson PLC, Sponsored ADR	34,477	380,282
		599,694
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.9%
BCE, Inc.	59,667	2,578,808
Chunghwa Telecom Co. Ltd., Sponsored ADR	52,684	1,933,503
Orange SA, Sponsored ADR	107,498	1,215,802
Telefonica Brasil SA, ADR	29,370	263,743
Telefonica SA, Sponsored ADR	169,980	717,315
Telkom Indonesia Persero Tbk PT, ADR	32,618	800,119
TELUS Corp.	78,225	1,391,623
		8,900,913
ELECTRIC UTILITIES - 1.3%
Centrais Eletricas Brasileiras SA, Sponsored ADR	84,876	689,193
Fortis, Inc.	53,257	2,270,346
		2,959,539
ENTERTAINMENT - 1.0%
Bilibili, Inc., Sponsored ADR(a)	4,186	79,827
NetEase, Inc., ADR	20,259	2,202,964
Tencent Music Entertainment Group, ADR(a)	12,070	84,369
		2,367,160
FINANCIAL SERVICES - 0.4%
ORIX Corp., Sponsored ADR	9,603	925,537

GROUND TRANSPORTATION - 2.2%
Canadian National Railway Co.	21,112	2,559,408
Canadian Pacific Kansas City Ltd.	30,657	2,522,764
		5,082,172
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
Alcon, Inc.	21,992	1,867,561
Koninklijke Philips N.V., Sponsored NYS(a)	28,388	587,915
Smith & Nephew PLC, Sponsored ADR	37,902	1,151,463
		3,606,939
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Fresenius Medical Care AG & Co. KGaA, ADR	22,364	583,924

HOTELS, RESTAURANTS & LEISURE - 1.2%
H World Group Ltd., ADR(a)	3,157	151,662
	Shares	Value
InterContinental Hotels Group PLC, ADR	9,849	$742,615
Restaurant Brands International, Inc.	16,992	1,300,908
Trip.com Group Ltd., ADR(a)	13,303	545,955
		2,741,140
HOUSEHOLD DURABLES - 1.6%
Sony Group Corp., Sponsored ADR	38,600	3,612,960

INSURANCE - 2.0%
Aegon N.V., Sponsored NYS	40,717	219,465
Manulife Financial Corp.	80,270	1,605,400
Prudential PLC, ADR	35,941	1,003,473
Sun Life Financial, Inc.	31,110	1,636,697
		4,465,035
INTERACTIVE MEDIA & SERVICES - 1.0%
Baidu, Inc., Sponsored ADR(a)	14,558	2,270,902

IT SERVICES - 2.7%
CGI, Inc.(a)	17,383	1,765,939
Infosys Ltd., Sponsored ADR	110,930	1,848,094
Shopify, Inc., Class A(a)	31,219	2,109,780
Wipro Ltd., ADR	71,143	347,889
		6,071,702
LIFE SCIENCES TOOLS & SERVICES - 0.8%
QIAGEN N.V.(a)	41,116	1,925,051

MACHINERY - 0.2%
CNH Industrial N.V.	24,831	356,573

MEDIA - 0.2%
WPP PLC, Sponsored ADR	6,850	374,969

METALS & MINING - 7.8%
Agnico Eagle Mines Ltd.	18,364	962,457
AngloGold Ashanti Ltd., Sponsored ADR	15,435	342,657
ArcelorMittal SA, Sponsored NYS	8,592	247,965
Barrick Gold Corp., ADR	60,453	1,045,232
BHP Group Ltd., Sponsored ADR	70,833	4,437,687
Franco Nevada Corp.	9,412	1,372,646
Gold Fields Ltd., Sponsored ADR	29,395	454,741
Kinross Gold Corp.	44,170	219,967
POSCO Holdings, Inc., Sponsored ADR	15,201	1,907,574
Rio Tinto PLC, Sponsored ADR	30,095	2,002,822
Sibanye Stillwater Ltd., ADR	16,177	125,048
Southern Copper Corp.	2,384	208,457
Teck Resources Ltd., Class B	9,701	431,015

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Vale SA, Sponsored ADR	194,658	$2,847,847
Wheaton Precious Metals Corp.	24,512	1,098,873
		17,704,988
MULTI-UTILITIES - 1.2%
Algonquin Power & Utilities Corp.	44,800	370,048
National Grid PLC, Sponsored ADR	33,631	2,266,057
		2,636,105
OIL, GAS & CONSUMABLE FUELS - 11.6%
BP PLC, Sponsored ADR	88,171	3,288,778
Cameco Corp.	10,416	366,227
Canadian Natural Resources, Ltd.	28,232	1,716,506
Cenovus Energy, Inc.	32,890	625,568
Ecopetrol SA, Sponsored ADR	1,305	15,295
Enbridge, Inc.	77,946	2,868,413
Eni S.p.A., Sponsored ADR	38,410	1,177,266
Equinor ASA, Sponsored ADR	35,008	1,074,045
Imperial Oil Ltd.	5,079	273,860
Pembina Pipeline Corp.	18,980	601,286
Petroleo Brasileiro SA, Sponsored ADR	97,880	1,436,878
Shell PLC, ADR	103,291	6,365,824
Suncor Energy, Inc.	35,791	1,119,900
TC Energy Corp.	35,640	1,278,407
TotalEnergies SE, Sponsored ADR	68,036	4,139,991
		26,348,244
PAPER & FOREST PRODUCTS - 0.1%
Suzano SA, Sponsored ADR	23,870	242,519

PASSENGER AIRLINES - 0.2%
Ryanair Holdings PLC, Sponsored ADR(a)	3,982	408,275

PERSONAL CARE PRODUCTS - 3.2%
Haleon PLC, ADR	137,933	1,215,190
Natura & Co. Holding SA, ADR(a)	19,090	146,229
Unilever PLC, Sponsored ADR	111,274	5,978,752
		7,340,171
PROFESSIONAL SERVICES - 2.2%
RELX PLC, Sponsored ADR	88,447	2,977,126
Thomson Reuters Corp.	14,239	1,925,540
		4,902,666
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
FirstService Corp.	4,041	632,942
KE Holdings, Inc., ADR(a)	15,943	277,727
		910,669
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.7%
ASE Industrial Holding Co. Ltd., ADR	49,515	397,606
ASML Holding N.V., Sponsored NYS	11,241	8,053,165
	Shares	Value
STMicroelectronics N.V., Sponsored NYS	19,552	$1,049,551
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	161,255	15,988,433
United Microelectronics Corp., Sponsored ADR	145,630	1,093,681
		26,582,436
SOFTWARE - 2.3%
Open Text Corp.	10,848	465,922
SAP SE, Sponsored ADR	34,930	4,762,705
		5,228,627
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
Logitech International SA	7,201	499,605

TEXTILES, APPAREL & LUXURY GOODS - 0.0%
Gildan Activewear, Inc.	3,623	112,675

TRANSPORTATION INFRASTRUCTURE - 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,506	286,682
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,390	393,356
		680,038
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
America Movil SAB de CV, ADR	77,075	1,612,409
Rogers Communications, Inc., Class B	25,730	1,126,460
Vodafone Group PLC, Sponsored ADR	81,639	785,367
		3,524,236
TOTAL COMMON STOCKS (COST $205,703,408)		220,049,612
MASTER LIMITED PARTNERSHIPS - 0.3%

MULTI-UTILITIES - 0.3%
Brookfield Infrastructure Partners LP	19,050	679,895

TOTAL MASTER LIMITED PARTNERSHIPS (COST $691,004)		679,895
MONEY MARKET FUND - 0.9%
Northern Institutional Treasury Portfolio (Premier Class), 5.12%(b)	1,982,813	1,982,813
TOTAL MONEY MARKET FUND (COST $1,982,813)		1,982,813

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
PREFERRED STOCKS - 1.7%

BANKS - 0.6%
Bancolombia SA, Sponsored ADR, 11.68%(c)	1,315	$40,186
Itau Unibanco Holding SA, Sponsored ADR (a)	233,169	1,401,346
		1,441,532
ELECTRIC UTILITIES - 0.1%
Centrais Eletricas Brasileiras SA, ADR, 3.21%(c)	18,237	170,516
ELECTRICAL EQUIPMENT - 0.2%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 4.19%(c)	7,071	521,062
METALS & MINING - 0.1%
Gerdau SA, Sponsored ADR, 2.34%(c)	37,863	232,857
OIL, GAS & CONSUMABLE FUELS - 0.7%
Petroleo Brasileiro SA, Sponsored ADR, 3.4%(c)	122,054	1,611,113
TOTAL PREFERRED STOCKS (COST $3,301,802)		3,977,080
TOTAL INVESTMENTS (COST $211,679,027) - 99.7%		226,689,400

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		641,525
NET ASSETS - 100.0%		$227,330,925

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2023 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
AG — Aktiengesellschaft
ASA — Aksjeselskap
KGaA — Kommanditgesellschaft auf Aktien
LP — Limited Partnership
N.V. — Naamloze Vennootschap
NYS — New York Shares
PLC — Public Limited Company
S.p.A. — Stock Purchase Agreements
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable
SE — Societas Europaea
Tbk PT — Perseroan Terbatas

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD LARGE CAP CORE FUND

The table below sets forth the diversification of the Steward Large Cap Core Fund investments by Industry.

Industry Diversification	Percent*
Software	15.2%
Technology Hardware, Storage & Peripherals	8.4
Health Care Providers & Services	7.1
Semiconductors & Semiconductor Equipment	6.6
Financial Services	6.5
Specialty Retail	4.6
Broadline Retail	3.6
Biotechnology	3.3
Ground Transportation	3.2
Interactive Media & Services	3.2
Consumer Finance	2.4
Food Products	2.3
Air Freight & Logistics	2.2
Oil, Gas & Consumable Fuels	2.1
Capital Markets	2.0
Electronic Equipment, Instruments & Components	2.0
Specialized Real Estate Investment Trusts	2.0
Consumer Staples Distribution & Retail	1.9
Insurance	1.9
Professional Services	1.8
Beverages	1.6
Industry Diversification	Percent*
Communications Equipment	1.5%
Hotels, Restaurants & Leisure	1.4
Trading Companies & Distributors	1.4
Machinery	1.2
Building Products	1.1
Chemicals	1.1
Household Products	1.1
Real Estate Management & Development	1.1
Automobile Components	1.0
Textiles, Apparel & Luxury Goods	1.0
Diversified Consumer Services	0.9
Electrical Equipment	0.9
Media	0.8
Automobiles	0.7
Health Care Equipment & Supplies	0.6
Banks	0.1
Diversified Telecommunication Services	0.1
Money Market Fund	0.0**
Total Investments	99.9%

*	Percentages indicated are based on net assets as of July 31, 2023.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS - 99.9%

AIR FREIGHT & LOGISTICS - 2.2%
C.H. Robinson Worldwide, Inc.	9,000	$901,620
Expeditors International of Washington, Inc.	7,500	954,750
		1,856,370
AUTOMOBILE COMPONENTS - 1.0%
BorgWarner, Inc.	18,900	878,850

AUTOMOBILES - 0.7%
Tesla, Inc.(a)	2,300	615,089

BANKS - 0.1%
JPMorgan Chase & Co.	700	110,572

BEVERAGES - 1.6%
Coca-Cola Co. (The)	21,500	1,331,495

BIOTECHNOLOGY - 3.3%
Amgen, Inc.	4,200	983,430
Biogen, Inc.(a)	3,000	810,570
Gilead Sciences, Inc.	13,400	1,020,276
		2,814,276
BROADLINE RETAIL - 3.6%
Amazon.com, Inc.(a)	11,800	1,577,424
Macy's, Inc.	36,700	608,853
Nordstrom, Inc.	37,600	868,936
		3,055,213
BUILDING PRODUCTS - 1.1%
Owens Corning	6,600	923,934

CAPITAL MARKETS - 2.0%
Bank of New York Mellon Corp. (The)	18,400	834,624
Janus Henderson Group PLC	30,300	889,305
		1,723,929
CHEMICALS - 1.1%
Dow, Inc.	16,100	909,167

COMMUNICATIONS EQUIPMENT - 1.5%
Cisco Systems, Inc.	24,600	1,280,184

CONSUMER FINANCE - 2.4%
American Express Co.	2,500	422,200
Discover Financial Services	7,100	749,405
Synchrony Financial	23,600	815,144
		1,986,749
	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
Kroger Co. (The)	19,500	$948,480
US Foods Holding Corp.(a)	15,400	658,042
		1,606,522
DIVERSIFIED CONSUMER SERVICES - 0.9%
Grand Canyon Education, Inc.(a)	6,600	716,430

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Verizon Communications, Inc.	1,700	57,936

ELECTRICAL EQUIPMENT - 0.9%
Acuity Brands, Inc.	4,700	776,628

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.0%
Jabil, Inc.	8,100	896,427
Vontier Corp.	25,900	801,087
		1,697,514
FINANCIAL SERVICES - 6.5%
Berkshire Hathaway, Inc., Class B(a)	1,400	492,744
Mastercard, Inc., Class A	3,900	1,537,692
MGIC Investment Corp.	9,400	157,356
Visa, Inc., Class A	6,800	1,616,564
Western Union Co. (The)	69,700	848,946
WEX, Inc.(a)	4,500	852,075
		5,505,377
FOOD PRODUCTS - 2.3%
General Mills, Inc.	12,400	926,776
Mondelez International, Inc., Class A	13,900	1,030,407
		1,957,183
GROUND TRANSPORTATION - 3.2%
CSX Corp.	26,500	882,980
Landstar System, Inc.	4,500	916,155
Ryder System, Inc.	8,400	858,060
		2,657,195
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Hologic, Inc.(a)	6,400	508,288

HEALTH CARE PROVIDERS & SERVICES - 7.1%
AmerisourceBergen Corp.	4,900	915,810
Cardinal Health, Inc.	9,700	887,259
Cigna Group (The)	3,700	1,091,870
Elevance Health, Inc.	2,300	1,084,749
Humana, Inc.	2,200	1,005,026
McKesson Corp.	2,400	965,760
		5,950,474

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 1.4%
Booking Holdings, Inc.(a)	400	$1,188,320

HOUSEHOLD PRODUCTS - 1.1%
Kimberly-Clark Corp.	7,000	903,700

INSURANCE - 1.9%
Aflac, Inc.	11,500	831,910
Hartford Financial Services Group, Inc. (The)	10,500	754,740
		1,586,650
INTERACTIVE MEDIA & SERVICES - 3.2%
Alphabet, Inc., Class A(a)	15,700	2,083,704
Meta Platforms, Inc., Class A(a)	1,800	573,480
		2,657,184
MACHINERY - 1.2%
Deere & Co.	2,300	988,080

MEDIA - 0.8%
Interpublic Group of Cos., Inc. (The)	20,400	698,292

OIL, GAS & CONSUMABLE FUELS - 2.1%
ConocoPhillips	7,500	882,900
Valero Energy Corp.	7,100	915,261
		1,798,161
PROFESSIONAL SERVICES - 1.8%
Genpact Ltd.	21,400	772,326
ManpowerGroup, Inc.	9,600	757,248
		1,529,574
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
CBRE Group, Inc., Class A(a)	10,900	908,079

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
Applied Materials, Inc.	7,200	1,091,448
Cirrus Logic, Inc.(a)	10,800	872,640
Lam Research Corp.	1,400	1,005,886
NVIDIA Corp.	3,000	1,401,870
QUALCOMM, Inc.	8,700	1,149,879
		5,521,723
SOFTWARE - 15.2%
Adobe, Inc.(a)	2,600	1,420,042
Autodesk, Inc.(a)	4,000	847,960
Cadence Design Systems, Inc.(a)	900	210,609
Dolby Laboratories, Inc., Class A	9,900	877,239
Dropbox, Inc., Class A(a)	30,300	816,585
Microsoft Corp.	14,000	4,702,880
	Shares	Value
Salesforce, Inc.(a)	5,700	$1,282,557
Synopsys, Inc.(a)	2,000	903,600
Teradata Corp.(a)	15,500	881,175
VMware, Inc., Class A(a)	5,500	866,965
		12,809,612
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.0%
Equinix, Inc.	1,300	1,052,896
Weyerhaeuser Co.	19,600	667,576
		1,720,472
SPECIALTY RETAIL - 4.6%
AutoZone, Inc.(a)	300	744,516
Best Buy Co., Inc.	10,700	888,635
Lowe’s Cos., Inc.	4,900	1,147,923
TJX Cos., Inc. (The)	12,300	1,064,319
		3,845,393
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.4%
Apple, Inc.	26,500	5,205,925
Hewlett Packard Enterprise Co.	51,400	893,332
HP, Inc.	28,400	932,372
		7,031,629
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
Deckers Outdoor Corp.(a)	1,500	815,535

TRADING COMPANIES & DISTRIBUTORS - 1.4%
Ferguson PLC	2,000	323,240
W.W. Grainger, Inc.	1,100	812,339
		1,135,579
TOTAL COMMON STOCKS (COST $75,533,542)		84,057,358
MONEY MARKET FUND - 0.0%
Northern Institutional Treasury Portfolio (Premier Class), 5.12%(b)	15,328	15,328
TOTAL MONEY MARKET FUND (COST $15,328)		15,328
TOTAL INVESTMENTS (COST $75,548,870) - 99.9%		84,072,686

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		73,186
NET ASSETS - 100.0%		$84,145,872

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2023 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

The table below sets forth the diversification of the Steward Large Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	20.7%
Technology Hardware, Storage & Peripherals	13.1
Semiconductors & Semiconductor Equipment	9.1
Interactive Media & Services	7.7
Health Care Providers & Services	7.4
Financial Services	7.2
Broadline Retail	5.4
Specialty Retail	4.4
Specialized Real Estate Investment Trusts	3.3
Automobiles	2.4
Trading Companies & Distributors	2.2
Air Freight & Logistics	2.1
Electronic Equipment, Instruments & Components	2.0
Textiles, Apparel & Luxury Goods	1.9
Containers & Packaging	1.8
Industry Diversification	Percent*
Professional Services	1.7%
Ground Transportation	1.1
Retail Real Estate Investment Trusts	1.0
Machinery	0.9
Real Estate Management & Development	0.9
Distributors	0.8
Pharmaceuticals	0.8
Consumer Finance	0.6
Money Market Fund	0.6
Chemicals	0.4
Household Durables	0.4
Consumer Staples Distribution & Retail	0.1
Household Products	0.1
Total Investments	100.1%

*	Percentages indicated are based on net assets as of July 31, 2023.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 99.5%

AIR FREIGHT & LOGISTICS - 2.1%
C.H. Robinson Worldwide, Inc.	9,600	$961,728
Expeditors International of Washington, Inc.	7,300	929,290
		1,891,018
AUTOMOBILES - 2.4%
Tesla, Inc.(a)	7,900	2,112,697

BROADLINE RETAIL - 5.4%
Amazon.com, Inc.(a)	29,000	3,876,720
Nordstrom, Inc.	40,100	926,711
		4,803,431
CHEMICALS - 0.4%
Dow, Inc.	6,900	389,643

CONSUMER FINANCE - 0.6%
Synchrony Financial	15,300	528,462

CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
Costco Wholesale Corp.	200	112,134

CONTAINERS & PACKAGING - 1.8%
Berry Global Group, Inc.	12,900	845,853
Graphic Packaging Holding Co.	30,400	735,680
		1,581,533
DISTRIBUTORS - 0.8%
Genuine Parts Co.	4,400	685,168

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.0%
Jabil, Inc.	8,100	896,427
Vontier Corp.	28,400	878,412
		1,774,839
FINANCIAL SERVICES - 7.2%
Mastercard, Inc., Class A	5,600	2,207,968
Visa, Inc., Class A	10,200	2,424,846
Western Union Co. (The)	74,000	901,320
WEX, Inc.(a)	4,800	908,880
		6,443,014
GROUND TRANSPORTATION - 1.1%
Landstar System, Inc.	4,600	936,514

HEALTH CARE PROVIDERS & SERVICES - 7.4%
AmerisourceBergen Corp.	5,300	990,570
Cardinal Health, Inc.	9,900	905,553
	Shares	Value
Cigna Group (The)	3,200	$944,320
DaVita, Inc.(a)	8,100	826,119
Elevance Health, Inc.	2,100	990,423
Humana, Inc.	2,100	959,343
McKesson Corp.	2,400	965,760
		6,582,088
HOUSEHOLD DURABLES - 0.4%
TopBuild Corp.(a)	1,200	328,716

HOUSEHOLD PRODUCTS - 0.1%
Kimberly-Clark Corp.	800	103,280

INTERACTIVE MEDIA & SERVICES - 7.7%
Alphabet, Inc., Class A(a)	37,500	4,977,000
Meta Platforms, Inc., Class A(a)	6,000	1,911,600
		6,888,600
MACHINERY - 0.9%
Otis Worldwide Corp.	8,900	809,544

PHARMACEUTICALS - 0.8%
Eli Lilly & Co.	1,500	681,825

PROFESSIONAL SERVICES - 1.7%
Genpact Ltd.	19,600	707,364
Robert Half, Inc.	10,900	808,235
		1,515,599
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
CBRE Group, Inc., Class A(a)	10,000	833,100

RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.0%
Simon Property Group, Inc.	7,400	922,040

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.1%
Applied Materials, Inc.	9,200	1,394,628
Broadcom, Inc.	700	629,055
Lam Research Corp.	1,700	1,221,433
NVIDIA Corp.	7,600	3,551,404
QUALCOMM, Inc.	10,000	1,321,700
		8,118,220
SOFTWARE - 20.7%
Adobe, Inc.(a)	3,500	1,911,595
Autodesk, Inc.(a)	4,100	869,159
Dropbox, Inc., Class A(a)	22,100	595,595
Microsoft Corp.	31,400	10,547,888
Salesforce, Inc.(a)	6,800	1,530,068
Synopsys, Inc.(a)	2,300	1,039,140

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
Teradata Corp.(a)	16,400	$932,340
VMware, Inc., Class A(a)	6,500	1,024,595
		18,450,380
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 3.3%
American Tower Corp.	4,800	913,488
Equinix, Inc.	1,300	1,052,896
Iron Mountain, Inc.	15,500	951,700
		2,918,084
SPECIALTY RETAIL - 4.4%
Best Buy Co., Inc.	10,900	905,245
Home Depot, Inc. (The)	1,400	467,376
Lowe’s Cos., Inc.	5,300	1,241,631
TJX Cos., Inc. (The)	15,000	1,297,950
		3,912,202
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 13.1%
Apple, Inc.	54,900	10,785,105
HP, Inc.	28,500	935,655
		11,720,760
TEXTILES, APPAREL & LUXURY GOODS - 1.9%
Deckers Outdoor Corp.(a)	1,600	869,904
Tapestry, Inc.	19,800	854,370
		1,724,274
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 2.2%
Ferguson PLC	5,600	$905,072
W.W. Grainger, Inc.	1,400	1,033,886
		1,938,958
TOTAL COMMON STOCKS (COST $77,235,395)		88,706,123
MONEY MARKET FUND - 0.6%
Northern Institutional Treasury Portfolio (Premier Class), 5.12%(b)	575,932	575,932
TOTAL MONEY MARKET FUND (COST $575,932)		575,932
TOTAL INVESTMENTS (COST $77,811,327) - 100.1%		89,282,055

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(133,129)
NET ASSETS - 100.0%		$89,148,926

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2023 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD LARGE CAP VALUE FUND

The table below sets forth the diversification of the Steward Large Cap Value Fund investments by Industry.

Industry Diversification	Percent*
Health Care Providers & Services	7.9%
Oil, Gas & Consumable Fuels	6.9
Software	6.1
Banks	5.4
Financial Services	4.9
Capital Markets	4.6
Specialty Retail	4.2
Semiconductors & Semiconductor Equipment	3.9
Specialized Real Estate Investment Trusts	3.9
Biotechnology	3.6
Building Products	3.5
Air Freight & Logistics	3.2
Consumer Finance	3.2
Food Products	2.7
Ground Transportation	2.4
Containers & Packaging	2.3
Media	2.3
Insurance	2.2
Communications Equipment	2.1
Technology Hardware, Storage & Peripherals	2.1
Broadline Retail	1.9
Industry Diversification	Percent*
Professional Services	1.9%
Diversified Telecommunication Services	1.8
Real Estate Management & Development	1.8
Beverages	1.6
Household Products	1.5
Textiles, Apparel & Luxury Goods	1.5
Metals & Mining	1.4
Automobiles	1.2
Consumer Staples Distribution & Retail	1.2
Chemicals	1.1
Retail Real Estate Investment Trusts	1.1
Electronic Equipment, Instruments & Components	1.0
Machinery	1.0
Automobile Components	0.9
Diversified Consumer Services	0.8
Money Market Fund	0.5
Pharmaceuticals	0.3
Total Investments	99.9%

*	Percentages indicated are based on net assets as of July 31, 2023.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS - 99.4%

AIR FREIGHT & LOGISTICS - 3.2%
C.H. Robinson Worldwide, Inc.	6,300	$631,134
Expeditors International of Washington, Inc.	5,600	712,880
FedEx Corp.	3,500	944,825
		2,288,839
AUTOMOBILE COMPONENTS - 0.9%
BorgWarner, Inc.	14,200	660,300

AUTOMOBILES - 1.2%
Ford Motor Co.	65,900	870,539

BANKS - 5.4%
Bank of America Corp.	46,800	1,497,600
JPMorgan Chase & Co.	15,200	2,400,992
		3,898,592
BEVERAGES - 1.6%
Coca-Cola Co. (The)	18,700	1,158,091

BIOTECHNOLOGY - 3.6%
Amgen, Inc.	3,300	772,695
Biogen, Inc.(a)	2,900	783,551
Gilead Sciences, Inc.	13,800	1,050,732
		2,606,978
BROADLINE RETAIL - 1.9%
Macy's, Inc.	36,400	603,876
Nordstrom, Inc.	33,100	764,941
		1,368,817
BUILDING PRODUCTS - 3.5%
Johnson Controls International PLC	12,700	883,285
Owens Corning	5,700	797,943
Trane Technologies PLC	4,300	857,592
		2,538,820
CAPITAL MARKETS - 4.6%
Ameriprise Financial, Inc.	2,000	696,900
Bank of New York Mellon Corp. (The)	16,200	734,832
Moody's Corp.	2,100	740,775
S&P Global, Inc.	2,400	946,824
XP, Inc., Class A(a)	7,600	205,276
		3,324,607
CHEMICALS - 1.1%
Dow, Inc.	14,200	801,874

COMMUNICATIONS EQUIPMENT - 2.1%
Cisco Systems, Inc.	28,500	1,483,140
	Shares	Value

CONSUMER FINANCE - 3.2%
American Express Co.	5,800	$979,504
Discover Financial Services	5,800	612,190
Synchrony Financial	21,100	728,794
		2,320,488
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
Kroger Co. (The)	15,200	739,328
Walmart, Inc.	800	127,888
		867,216
CONTAINERS & PACKAGING - 2.3%
Amcor PLC	42,000	430,920
Berry Global Group, Inc.	11,000	721,270
Graphic Packaging Holding Co.	21,000	508,200
		1,660,390
DIVERSIFIED CONSUMER SERVICES - 0.8%
Grand Canyon Education, Inc.(a)	5,300	575,315

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
Verizon Communications, Inc.	37,000	1,260,960

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
Jabil, Inc.	6,300	697,221

FINANCIAL SERVICES - 4.9%
Berkshire Hathaway, Inc., Class B(a)	4,500	1,583,820
MGIC Investment Corp.	41,000	686,340
PayPal Holdings, Inc.(a)	8,800	667,216
Western Union Co. (The)	46,100	561,498
		3,498,874
FOOD PRODUCTS - 2.7%
General Mills, Inc.	11,600	866,984
Mondelez International, Inc., Class A	14,700	1,089,711
		1,956,695
GROUND TRANSPORTATION - 2.4%
CSX Corp.	28,300	942,956
Landstar System, Inc.	300	61,077
Ryder System, Inc.	7,200	735,480
		1,739,513
HEALTH CARE PROVIDERS & SERVICES - 7.9%
AmerisourceBergen Corp.	3,500	654,150
Cardinal Health, Inc.	7,600	695,172
Cigna Group (The)	3,500	1,032,850
CVS Health Corp.	7,000	522,830
Elevance Health, Inc.	2,300	1,084,749

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
Humana, Inc.	1,900	$867,977
McKesson Corp.	2,100	845,040
		5,702,768
HOUSEHOLD PRODUCTS - 1.5%
Kimberly-Clark Corp.	5,500	710,050
Procter & Gamble Co. (The)	2,300	359,490
		1,069,540
INSURANCE - 2.2%
Aflac, Inc.	11,800	853,612
Hartford Financial Services Group, Inc. (The)	9,000	646,920
Unum Group	2,200	106,942
		1,607,474
MACHINERY - 1.0%
Deere & Co.	1,700	730,320

MEDIA - 2.3%
Comcast Corp., Class A	22,400	1,013,824
Interpublic Group of Cos., Inc. (The)	18,400	629,832
		1,643,656
METALS & MINING - 1.4%
Nucor Corp.	1,400	240,926
Reliance Steel & Aluminum Co.	2,600	761,436
		1,002,362
OIL, GAS & CONSUMABLE FUELS - 6.9%
Chevron Corp.	1,800	294,588
ConocoPhillips	10,400	1,224,288
Exxon Mobil Corp.	7,600	815,024
Marathon Petroleum Corp.	6,400	851,328
Phillips 66	8,300	925,865
Valero Energy Corp.	6,800	876,588
		4,987,681
PHARMACEUTICALS - 0.3%
Jazz Pharmaceuticals PLC(a)	1,600	208,672

PROFESSIONAL SERVICES - 1.9%
Genpact Ltd.	19,300	696,537
ManpowerGroup, Inc.	8,100	638,928
		1,335,465
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
CBRE Group, Inc., Class A(a)	8,800	733,128
Jones Lang LaSalle, Inc.(a)	3,600	599,580
		1,332,708
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.1%
Simon Property Group, Inc.	6,400	797,440

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
Applied Materials, Inc.	5,200	$788,268
Cirrus Logic, Inc.(a)	5,800	468,640
Lam Research Corp.	1,000	718,490
QUALCOMM, Inc.	6,400	845,888
		2,821,286
SOFTWARE - 6.1%
Dropbox, Inc., Class A(a)	13,500	363,825
Oracle Corp.	9,400	1,101,962
Salesforce, Inc.(a)	4,100	922,541
Synopsys, Inc.(a)	1,300	587,340
Teradata Corp.(a)	12,800	727,680
VMware, Inc., Class A(a)	4,300	677,809
		4,381,157
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 3.9%
American Tower Corp.	3,300	628,023
Equinix, Inc.	1,100	890,912
Iron Mountain, Inc.	11,000	675,400
Weyerhaeuser Co.	18,300	623,298
		2,817,633
SPECIALTY RETAIL - 4.2%
AutoZone, Inc.(a)	300	744,516
Best Buy Co., Inc.	8,600	714,230
Lowe’s Cos., Inc.	3,700	866,799
Ross Stores, Inc.	6,200	710,768
		3,036,313
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.1%
Hewlett Packard Enterprise Co.	43,500	756,030
HP, Inc.	22,700	745,241
		1,501,271
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
Deckers Outdoor Corp.(a)	1,300	706,797
PVH Corp.	1,100	98,604
Tapestry, Inc.	6,800	293,420
		1,098,821
TOTAL COMMON STOCKS (COST $66,466,865)		71,651,836
MONEY MARKET FUND - 0.5%
Northern Institutional Treasury Portfolio (Premier Class), 5.12%(b)	328,358	328,358
TOTAL MONEY MARKET FUND (COST $328,358)		328,358
TOTAL INVESTMENTS (COST $66,795,223) - 99.9%		71,980,194

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		$107,006
NET ASSETS - 100.0%		$72,087,200

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2023 is disclosed.

PLC — Public Limited Company
S&P — Standard & Poor's

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agencies	28.4%
Semiconductors & Semiconductor Equipment	4.8
Consumer Staples Distribution & Retail	4.7
Software	4.7
IT Services	4.1
U.S. Government Agency Mortgage-Backed Obligations	4.0
U.S. Treasury Obligations	3.9
Money Market Fund	3.3
Capital Markets	3.2
Municipal Bonds	3.0
Aerospace & Defense	2.8
Hotels, Restaurants & Leisure	2.8
Textiles, Apparel & Luxury Goods	2.7
Specialty Retail	2.4
Air Freight & Logistics	2.3
Health Care Providers & Services	1.9
Media	1.9
Food Products	1.8
Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	1.8%
Technology Hardware, Storage & Peripherals	1.6
Financial Services	1.3
Broadline Retail	1.2
Communications Equipment	1.2
Consumer Finance	1.2
Electric Utilities	1.2
Entertainment	1.2
Industrial Conglomerates	1.2
Machinery	1.2
Chemicals	1.0
Biotechnology	0.9
Diversified Telecommunication Services	0.6
Household Products	0.6
Insurance	0.3
Total Investments	99.2%

*	Percentages indicated are based on net assets as of July 31, 2023.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.0%
FINANCIAL SERVICES - 0.0%
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85% 12/25/35, (a)	$22,182	$21,956

TOTAL ASSET-BACKED SECURITIES (COST $22,286)		21,956
CORPORATE BONDS - 56.6%

AEROSPACE & DEFENSE - 2.8%
General Dynamics Corp., 3.75%, 5/15/28	2,000,000	1,920,743
Lockheed Martin Corp., 3.55%, 1/15/26, (Callable 10/15/25 @ 100)	1,000,000	969,076
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,565,733
		4,455,552
AIR FREIGHT & LOGISTICS - 2.3%
United Parcel Service, Inc., 3.05%, 11/15/27	1,000,000	939,856
United Parcel Service, Inc., 3.75%, 11/15/47	1,000,000	836,203
United Parcel Service, Inc., 3.90%, 4/1/25	2,000,000	1,957,718
		3,733,777
BIOTECHNOLOGY - 0.9%
AbbVie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,421,286

BROADLINE RETAIL - 1.2%
Amazon.com, Inc., 3.80%, 12/5/24, (Callable 9/5/24 @ 100)	2,000,000	1,966,699

CAPITAL MARKETS - 3.2%
Charles Schwab Corp. (The), 2.00%, 3/20/28	2,000,000	1,732,327
Charles Schwab Corp. (The), 5.00% (H15T5Y + 326 bps), 6/1/27(a)	1,000,000	902,194
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,523,531
Morgan Stanley, 4.00%, 7/23/25	1,000,000	973,953
		5,132,005
CHEMICALS - 1.0%
Sherwin-Williams Co. (The), 2.95%, 8/15/29	1,000,000	890,184
Sherwin-Williams Co. (The), 3.80%, 8/15/49	1,000,000	770,170
		1,660,354
COMMUNICATIONS EQUIPMENT - 1.2%
Cisco Systems, Inc., 2.50%, 9/20/26, (Callable 6/20/26 @ 100)	2,000,000	1,887,083

	Principal Amount	Value
CONSUMER FINANCE - 1.2%
American Express Co., 3.40%, 2/22/24, (Callable 1/22/24 @ 100)	$1,000,000	$986,677
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	938,652
		1,925,329
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.7%
Sysco Corp., 3.25%, 7/15/27	2,000,000	1,874,465
Target Corp., 3.50%, 7/1/24	2,000,000	1,962,992
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	2,000,000	1,785,881
Walmart, Inc., 3.25%, 7/8/29	2,000,000	1,873,999
		7,497,337
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
Verizon Communications, Inc., 4.50%, 8/10/33	1,000,000	934,409

ELECTRIC UTILITIES - 1.2%
Duke Energy Corp., 4.50%, 8/15/32	2,000,000	1,886,083

ENTERTAINMENT - 1.2%
Walt Disney Co. (The), 3.80%, 3/22/30	2,000,000	1,875,818

FINANCIAL SERVICES - 1.3%
Citigroup, Inc., 4.40%, 6/10/25	1,000,000	974,843
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,056,101
		2,030,944
FOOD PRODUCTS - 1.8%
General Mills, Inc., 4.20%, 4/17/28	2,000,000	1,933,326
General Mills, Inc., 4.95%, 3/29/33	1,000,000	988,309
		2,921,635
HEALTH CARE PROVIDERS & SERVICES - 1.9%
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	2,000,000	1,987,351
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	975,116
		2,962,467
HOTELS, RESTAURANTS & LEISURE - 2.8%
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	927,341
McDonald's Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	2,500,000	1,941,079
Starbucks Corp., 3.75%, 12/1/47	2,000,000	1,573,360
		4,441,780
HOUSEHOLD PRODUCTS - 0.6%
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	920,953

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
INDUSTRIAL CONGLOMERATES - 1.2%
3M Co., 2.88%, 10/15/27	$2,000,000	$1,843,314

INSURANCE - 0.3%
Prudential Financial, Inc., 5.13% (H15T5Y + 316 bps), 3/1/52(a)	500,000	455,461

IT SERVICES - 4.1%
Fiserv, Inc., 4.20%, 10/1/28	1,000,000	960,269
Mastercard, Inc., 3.38%, 4/1/24	2,000,000	1,970,480
PayPal Holdings, Inc., 2.85%, 10/1/29	2,000,000	1,780,865
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	2,000,000	1,853,490
		6,565,104
MACHINERY - 1.2%
John Deere Capital Corp., 3.45%, 3/13/25	2,000,000	1,948,018

MEDIA - 1.9%
Comcast Corp., 3.70%, 4/15/24	3,000,000	2,961,006

OIL, GAS & CONSUMABLE FUELS - 1.8%
Valero Energy Corp., 4.00%, 4/1/29	3,000,000	2,846,075

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
Intel Corp., 4.00%, 12/15/32	2,000,000	1,866,181
NVIDIA Corp., 2.85%, 4/1/30	2,000,000	1,808,172
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	3,987,975
		7,662,328
SOFTWARE - 4.7%
Adobe, Inc., 3.25%, 2/1/25, (Callable 11/1/24 @ 100)	3,000,000	2,917,322
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,805,569
Oracle Corp., 3.25%, 11/15/27	2,000,000	1,864,233
Salesforce, Inc., 3.70%, 4/11/28	1,000,000	963,846
		7,550,970
SPECIALTY RETAIL - 2.4%
Home Depot, Inc. (The), 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	1,982,184
Lowe's Cos., Inc., 3.65%, 4/5/29	2,000,000	1,863,191
		3,845,375
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.6%
Apple, Inc., 1.65%, 5/11/30	2,000,000	1,678,321
Apple, Inc., 3.45%, 2/9/45	1,000,000	833,405
		2,511,726
TEXTILES, APPAREL & LUXURY GOODS - 2.7%
NIKE, Inc., 2.85%, 3/27/30	3,000,000	2,694,126
	Principal Amount	Value
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	$1,000,000	$883,866
Tapestry, Inc., 4.13%, 7/15/27	689,000	648,099
		4,226,091
TOTAL CORPORATE BONDS (COST $100,697,300)		90,068,979
MUNICIPAL BONDS - 3.0%

California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	500,000	406,707
Connecticut State Taxable G.O. Unlimited Bonds, Series A, 1.50%, 6/1/27	200,000	177,743
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30	995,000	836,107
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31	1,240,000	986,792
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33	895,000	698,622
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	100,000	81,252
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32	1,215,000	972,076
North Texas Tollway Authority Taxable Revenue Refunding Bonds, Series 2021A, 2.08%, 1/1/31	100,000	82,452
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34, (Callable 2/15/30 @ 100)	600,000	461,203
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AGM Insured), 2.58%, 9/1/31	100,000	82,460
TOTAL MUNICIPAL BONDS (COST $6,000,644)		4,785,414
U.S. GOVERNMENT AGENCIES - 28.4%
Federal Farm Credit Bank
3.00%, 11/25/30	1,000,000	908,565
5.38%, 6/20/28	1,000,000	984,069
		1,892,634
Federal Home Loan Bank
0.75%, 8/25/28(b)	1,350,000	1,162,059
0.75%, 9/30/26(b)	2,000,000	1,803,797
0.75%, 9/30/27(b)	800,000	706,854
0.80%, 3/8/27	1,000,000	868,773
0.85%, 2/26/26, (Callable 8/26/23 @ 100)	1,000,000	904,094
0.88%, 3/23/26	1,000,000	902,614

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
0.90%, 12/1/27	$2,000,000	$1,709,751
0.90%, 4/13/26, (Callable 10/13/23 @ 100) (b)	1,000,000	916,514
1.00%, 3/30/26(b)	1,000,000	917,593
1.00%, 7/29/26, (Callable 10/29/23 @ 100) (b)	1,000,000	913,400
1.00%, 7/29/26	1,000,000	896,370
1.00%, 3/16/27	2,000,000	1,749,439
1.07%, 1/25/30	1,000,000	796,310
1.50%, 4/29/31, (Callable 10/29/23 @ 100) (b)	730,769	624,667
2.38%, 3/10/27, (Callable 9/10/23 @ 100) (b)	1,000,000	942,328
2.75%, 2/22/34	1,000,000	823,766
3.00%, 2/24/37, (Callable 8/8/23 @ 100)	1,000,000	803,650
3.00%, 10/27/23(b)	1,000,000	993,760
3.10%, 5/10/27	1,000,000	941,960
3.50%, 5/24/27(b)	1,000,000	964,892
3.65%, 5/26/27	1,000,000	952,459
5.00%, 11/24/27, (Callable 8/24/23 @ 100) (b)	1,000,000	993,472
5.00%, 1/5/24	2,000,000	1,994,830
5.17%, 7/27/27	2,000,000	1,996,933
5.40%, 1/28/28, (Callable 10/28/23 @ 100)	500,000	493,081
5.55%, 3/8/28	1,000,000	988,074
5.80%, 9/27/24	875,000	871,970
		28,633,410
Federal Home Loan Mortgage Corp.
0.80%, 10/27/26	1,000,000	883,698
1.05%, 7/21/28	1,000,000	842,052
2.00%, 12/24/24	1,000,000	952,705
4.00%, 8/15/25(b)	1,000,000	993,569
5.00%, 9/27/24	1,000,000	992,219
5.15%, 10/17/24	1,000,000	991,283
5.20%, 2/24/26	1,000,000	993,971
5.50%, 5/1/26	1,500,000	1,493,875
6.00%, 7/27/28	2,000,000	1,996,982
		10,140,354
Federal National Mortgage Association
0.40%, 10/29/24	1,000,000	937,864
0.55%, 8/19/25	1,000,000	914,534
0.56%, 10/28/25	1,000,000	908,983
0.58%, 8/25/25	1,000,000	914,579
0.60%, 8/28/25	1,000,000	914,686
		4,590,646
TOTAL U.S. GOVERNMENT AGENCIES (COST $48,736,669)		45,257,044
	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.0%
Federal Home Loan Mortgage Corp.
3.00%, 7/15/41	$718,400	$686,188
3.50%, 2/1/34	155,893	149,279
3.50%, 10/1/49	239,993	219,943
3.50%, 12/15/48	379,660	356,276
4.00%, 12/15/25	2,500,000	2,430,327
4.04% (US0012M + 179 bps), 10/1/37(a)	7,636	7,474
5.00%, 11/1/37	2,140	2,107
5.25% (H15T1Y + 225 bps), 5/1/36(a)	8,341	8,203
6.00%, 3/1/38	14,041	14,518
		3,874,315
Federal National Mortgage Association
1.50%, 11/25/44	1,503,056	1,277,858
3.50%, 2/1/43	130,827	121,605
3.50%, 4/1/48	381,982	353,664
4.00%, 9/1/33	107,477	103,771
4.00%, 10/1/46	267,428	253,915
4.29% (US0012M + 204 bps), 10/1/36(a)	14,635	14,478
5.57% (US0012M + 182 bps), 5/1/36(a)	31,389	30,804
5.60% (SOFR30A + 53 bps), 11/25/36(a)	24,812	24,393
6.00%, 6/1/36	77,573	76,996
6.00%, 9/1/36	8,470	8,374
6.00%, 5/1/37	20,436	20,552
		2,286,410
Government National Mortgage Association
3.63% (H15T1Y + 150 bps), 1/20/39(a)	8,532	8,087
4.50%, 6/15/40	57,909	56,965
4.50%, 8/20/38	26,637	25,660
5.00%, 5/20/40	31,372	30,930
5.50%, 12/20/38	1,448	1,441
6.00%, 10/15/37	16,820	17,497
6.00%, 6/15/37	16,978	17,408
6.50%, 10/20/38	1,633	1,620
		159,608
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $6,886,922)		6,320,333
U.S. TREASURY OBLIGATIONS - 3.9%
U.S. Treasury Bills

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
4.99%, 10/12/23	$1,000,000	$989,455
5.02%, 12/7/23	1,000,000	981,280
		1,970,735
U.S. Treasury Bond, 1.13%, 5/15/40	2,000,000	1,269,063
U.S. Treasury Inflationary Index Note, 0.38%, 1/15/27	1,259,020	1,183,762
U.S. Treasury Notes
1.63%, 11/30/26	1,000,000	913,906
1.75%, 11/15/29	1,000,000	873,867
		1,787,773
TOTAL U.S. TREASURY OBLIGATIONS (COST $7,210,897)		6,211,333

	Shares	Value
MONEY MARKET FUND - 3.3%
Northern Institutional Treasury Portfolio (Premier Class), 5.12%(c)	5,212,045	$5,212,045
TOTAL MONEY MARKET FUND (COST $5,212,045)		5,212,045
TOTAL INVESTMENTS (COST $174,766,763) - 99.2%		157,877,104

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		1,343,041
NET ASSETS - 100.0%		$159,220,145

(a)	Variable rate security. The interest rate shown represents the rate in effect at July 31, 2023. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of July 31, 2023.
(c)	7-day current yield as of July 31, 2023 is disclosed.

AGM — Assured Guarantee Municipal Corporation
bps — Basis Points
G.O. — General Obligation
Gtd. — Guaranteed
H15T1Y — 1 Year Treasury Constant Maturity Rate
H15T5Y — 5 Year Treasury Constant Maturity Rate
PSF — Permanent School Fund
SOFR30A — 30 Day Secured Overnight Financing Rate
US0012M — 12 Month US Dollar LIBOR

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

The table below sets forth the diversification of the Steward Small Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	18.3%
Health Care Equipment & Supplies	7.4
Health Care Providers & Services	5.4
Pharmaceuticals	4.5
Machinery	4.3
Food Products	4.2
Oil, Gas & Consumable Fuels	3.8
Hotels, Restaurants & Leisure	3.3
Semiconductors & Semiconductor Equipment	3.2
Building Products	2.7
Commercial Services & Supplies	2.6
Trading Companies & Distributors	2.3
Health Care Technology	2.1
Automobile Components	2.0
Biotechnology	2.0
Capital Markets	1.9
Electrical Equipment	1.9
IT Services	1.8
Specialty Retail	1.8
Independent Power and Renewable Electricity Producers	1.7
Entertainment	1.6
Ground Transportation	1.6
Industry Diversification	Percent*
Insurance	1.5%
Life Sciences Tools & Services	1.5
Professional Services	1.5
Diversified Consumer Services	1.4
Electronic Equipment, Instruments & Components	1.4
Specialized Real Estate Investment Trusts	1.4
Chemicals	1.3
Diversified Telecommunication Services	1.3
Air Freight & Logistics	1.1
Consumer Staples Distribution & Retail	0.9
Interactive Media & Services	0.9
Money Market Fund	0.9
Real Estate Management & Development	0.9
Leisure Products	0.8
Financial Services	0.7
Metals & Mining	0.7
Household Durables	0.5
Personal Care Products	0.5
Textiles, Apparel & Luxury Goods	0.5
Total Investments	100.1%

*	Percentages indicated are based on net assets as of July 31, 2023.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 99.2%

AIR FREIGHT & LOGISTICS - 1.1%
Forward Air Corp.	2,380	$282,839

AUTOMOBILE COMPONENTS - 2.0%
Atmus Filtration Technologies, Inc.(a)	10,000	238,500
Visteon Corp.(a)	1,920	295,853
		534,353
BIOTECHNOLOGY - 2.0%
Arrowhead Pharmaceuticals, Inc.(a)	1,880	64,898
Bioxcel Therapeutics, Inc.(a)	12,000	109,680
Intellia Therapeutics, Inc.(a)	2,490	105,402
Natera, Inc.(a)	5,520	249,614
		529,594
BUILDING PRODUCTS - 2.7%
Simpson Manufacturing Co., Inc.	2,700	426,600
Tecnoglass, Inc.	6,000	282,480
		709,080
CAPITAL MARKETS - 1.9%
Cboe Global Markets, Inc.	3,600	502,848

CHEMICALS - 1.3%
Aspen Aerogels, Inc.(a)	7,290	60,799
Sensient Technologies Corp.	4,600	294,584
		355,383
COMMERCIAL SERVICES & SUPPLIES - 2.6%
Casella Waste Systems, Inc., Class A(a)	4,470	360,684
Heritage-Crystal Clean, Inc.(a)	7,100	327,097
		687,781
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
Sprouts Farmers Market, Inc.(a)	6,000	235,500

DIVERSIFIED CONSUMER SERVICES - 1.4%
Grand Canyon Education, Inc.(a)	3,360	364,728

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
Iridium Communications, Inc.	6,500	341,575

ELECTRICAL EQUIPMENT - 1.9%
Bloom Energy Corp., Class A(a)	9,430	168,420
	Shares	Value
nVent Electric PLC	3,600	$190,368
Plug Power, Inc.(a)	11,350	148,912
		507,700
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
Fabrinet(a)	1,600	197,824
Novanta, Inc.(a)	1,000	176,900
		374,724
ENTERTAINMENT - 1.6%
World Wrestling Entertainment, Inc., Class A	4,000	420,000

FINANCIAL SERVICES - 0.7%
International Money Express, Inc.(a)	7,600	184,148

FOOD PRODUCTS - 4.2%
Calavo Growers, Inc.	10,090	380,696
Flowers Foods, Inc.	8,045	198,792
Lamb Weston Holdings, Inc.	2,500	259,075
Lancaster Colony Corp.	1,350	260,050
		1,098,613
GROUND TRANSPORTATION - 1.6%
Landstar System, Inc.	2,074	422,246

HEALTH CARE EQUIPMENT & SUPPLIES - 7.4%
Inmode Ltd.(a)	8,000	343,280
Inspire Medical Systems, Inc.(a)	1,200	345,372
Omnicell, Inc.(a)	3,230	203,974
Outset Medical, Inc.(a)	9,860	202,919
PROCEPT BioRobotics Corp.(a)	8,900	306,516
Shockwave Medical, Inc.(a)	2,140	557,684
		1,959,745
HEALTH CARE PROVIDERS & SERVICES - 5.4%
HealthEquity, Inc.(a)	8,000	543,520
Joint Corp. (The)(a)	7,000	94,500
NeoGenomics, Inc.(a)	11,600	201,028
Option Care Health, Inc.(a)	5,200	175,656
R1 RCM, Inc.(a)	23,910	413,165
		1,427,869
HEALTH CARE TECHNOLOGY - 2.1%
Doximity, Inc., Class A(a)	3,640	130,057

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
Health Catalyst, Inc.(a)	15,000	$210,450
NextGen Healthcare, Inc.(a)	12,440	206,877
		547,384
HOTELS, RESTAURANTS & LEISURE - 3.3%
Choice Hotels International, Inc.	2,020	264,115
First Watch Restaurant Group, Inc.(a)	16,630	309,983
Papa John's International, Inc.	3,550	293,585
		867,683
HOUSEHOLD DURABLES - 0.5%
Lovesac (The), Co.(a)	4,550	133,224

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.7%
Clearway Energy, Inc., Class C	7,170	189,360
Vistra Corp.	9,000	252,540
		441,900
INSURANCE - 1.5%
Kinsale Capital Group, Inc.	750	279,472
Trupanion, Inc.(a)	4,050	124,943
		404,415
INTERACTIVE MEDIA & SERVICES - 0.9%
Cars.com, Inc.(a)	10,500	239,505

IT SERVICES - 1.8%
DigitalOcean Holdings, Inc.(a)	9,390	464,993

LEISURE PRODUCTS - 0.8%
YETI Holdings, Inc.(a)	5,000	213,000

LIFE SCIENCES TOOLS & SERVICES - 1.5%
Medpace Holdings, Inc.(a)	1,510	382,287

MACHINERY - 4.3%
Chart Industries, Inc.(a)	2,000	364,320
Donaldson Co., Inc.	5,650	354,989
ESCO Technologies, Inc.	4,240	426,332
		1,145,641
METALS & MINING - 0.7%
MP Materials Corp.(a)	7,160	170,766

OIL, GAS & CONSUMABLE FUELS - 3.8%
Gulfport Energy Corp.(a)	2,580	264,321
Magnolia Oil & Gas Corp., Class A	15,940	353,071
Matador Resources Co.	4,300	239,209
SilverBow Resources, Inc.(a)	3,730	133,571
		990,172
	Shares	Value
PERSONAL CARE PRODUCTS - 0.5%
elf Beauty, Inc.(a)	1,100	$128,392

PHARMACEUTICALS - 4.5%
Amphastar Pharmaceuticals, Inc.(a)	8,170	495,837
Intra-Cellular Therapies, Inc.(a)	7,140	441,538
Pacira BioSciences, Inc.(a)	7,000	254,450
		1,191,825
PROFESSIONAL SERVICES - 1.5%
Paycor HCM, Inc.(a)	10,000	268,600
Upwork, Inc.(a)	12,680	132,252
		400,852
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Tricon Residential, Inc.	26,490	247,152

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Navitas Semiconductor Corp.(a)	39,140	414,101
Silicon Laboratories, Inc.(a)	2,820	420,575
		834,676
SOFTWARE - 18.3%
Appian Corp., Class A(a)	7,990	411,645
BlackLine, Inc.(a)	5,260	305,501
Box, Inc., Class A(a)	18,000	562,500
Five9, Inc.(a)	4,410	386,978
Gitlab, Inc., Class A(a)	2,420	120,105
PowerSchool Holdings, Inc., Class A(a)	15,000	362,550
Procore Technologies, Inc.(a)	5,150	390,627
Q2 Holdings, Inc.(a)	7,030	249,354
Qualys, Inc.(a)	3,890	539,932
Rapid7, Inc.(a)	5,820	267,196
Sprout Social, Inc., Class A(a)	4,320	246,845
SPS Commerce, Inc.(a)	1,000	180,390
Varonis Systems, Inc.(a)	12,620	362,194
Workiva, Inc.(a)	4,150	436,953
		4,822,770
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.4%
National Storage Affiliates Trust	10,680	360,877

SPECIALTY RETAIL - 1.8%
Academy Sports & Outdoors, Inc.	8,000	478,320

TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Figs, Inc., Class A(a)	19,000	139,840

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 2.3%
Karat Packaging, Inc.	15,756	$320,319
SiteOne Landscape Supply, Inc.(a)	1,750	297,500
		617,819
TOTAL COMMON STOCKS (COST $30,225,556)		26,162,219
MONEY MARKET FUND - 0.9%
Northern Institutional Treasury Portfolio (Premier Class), 5.12%(b)	241,865	241,865
TOTAL MONEY MARKET FUND (COST $241,865)		241,865
TOTAL INVESTMENTS (COST $30,467,421) - 100.1%		26,404,084
	Shares	Value

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		$(24,496)
NET ASSETS - 100.0%		$26,379,588

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2023 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Values-Focused Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Software	10.3%
Technology Hardware, Storage & Peripherals	7.6
Semiconductors & Semiconductor Equipment	7.3
Interactive Media & Services	5.2
Financial Services	3.9
Oil, Gas & Consumable Fuels	3.6
Health Care Equipment & Supplies	3.3
Banks	3.0
Broadline Retail	2.9
Capital Markets	2.8
Health Care Providers & Services	2.6
Specialty Retail	2.5
Insurance	2.3
Automobiles	2.0
Life Sciences Tools & Services	2.0
Beverages	1.9
Consumer Staples Distribution & Retail	1.9
Electric Utilities	1.8
Hotels, Restaurants & Leisure	1.8
Machinery	1.8
Chemicals	1.7
Aerospace & Defense	1.6
Household Products	1.6
Specialized Real Estate Investment Trusts	1.6
Food Products	1.5
Pharmaceuticals	1.5
IT Services	1.4
Entertainment	1.3
Biotechnology	1.1
Communications Equipment	1.0
Professional Services	1.0
Ground Transportation	0.9
Media	0.9
Money Market Fund	0.9
Multi-Utilities	0.9
Air Freight & Logistics	0.8
Industry Diversification	Percent*
Electronic Equipment, Instruments & Components	0.8%
Building Products	0.7
Diversified Telecommunication Services	0.7
Commercial Services & Supplies	0.6
Consumer Finance	0.5
Containers & Packaging	0.5
Electrical Equipment	0.5
Industrial Conglomerates	0.5
Energy Equipment & Services	0.4
Industrial Real Estate Investment Trusts	0.4
Metals & Mining	0.4
Residential Real Estate Investment Trusts	0.4
Retail Real Estate Investment Trusts	0.4
Textiles, Apparel & Luxury Goods	0.4
Distributors	0.3
Household Durables	0.3
Trading Companies & Distributors	0.3
Wireless Telecommunication Services	0.3
Automobile Components	0.2
Passenger Airlines	0.2
Real Estate Management & Development	0.2
Construction & Engineering	0.1
Construction Materials	0.1
Gas Utilities	0.1
Health Care Real Estate Investment Trusts	0.1
Leisure Products	0.1
Office Real Estate Investment Trusts	0.1
Personal Care Products	0.1
Water Utilities	0.1
Hotel & Resort Real Estate Investment Trusts	0.0**
Independent Power and Renewable Electricity Producers	0.0**
Total Investments	100.0%

*	Percentages indicated are based on net assets as of July 31, 2023.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS - 99.1%

AEROSPACE & DEFENSE - 1.6%
Axon Enterprise, Inc.(a)	397	$73,814
Boeing Co. (The)(a)	3,002	717,028
General Dynamics Corp.	1,498	334,923
Howmet Aerospace, Inc.	2,863	146,414
Huntington Ingalls Industries, Inc.	169	38,814
L3Harris Technologies, Inc.	1,080	204,649
Lockheed Martin Corp.	1,472	657,057
Northrop Grumman Corp.	879	391,155
RTX Corp.	8,823	775,806
Textron, Inc.	790	61,438
TransDigm Group, Inc.	230	206,936
		3,608,034
AIR FREIGHT & LOGISTICS - 0.8%
C.H. Robinson Worldwide, Inc.	2,770	277,499
Expeditors International of Washington, Inc.	2,872	365,606
FedEx Corp.	1,170	315,841
United Parcel Service, Inc., Class B	4,171	780,519
		1,739,465
AUTOMOBILE COMPONENTS - 0.2%
Aptiv PLC(a)	2,978	326,061
BorgWarner, Inc.	1,280	59,520
Phinia, Inc.(a)	256	7,263
		392,844
AUTOMOBILES - 2.0%
Ford Motor Co.	24,591	324,847
General Motors Co.	6,180	237,127
Tesla, Inc.(a)	14,710	3,933,895
		4,495,869
BANKS - 3.0%
Bank of America Corp.	40,676	1,301,632
Citigroup, Inc.	10,192	485,751
Citizens Financial Group, Inc.	2,290	73,875
Comerica, Inc.	420	22,663
Fifth Third Bancorp	5,090	148,119
Huntington Bancshares, Inc.	12,350	151,164
JPMorgan Chase & Co.	16,219	2,561,953
KeyCorp	7,900	97,249
M&T Bank Corp.	680	95,105
PNC Financial Services Group, Inc. (The)	1,542	211,084
Regions Financial Corp.	7,892	160,760
Truist Financial Corp.	7,110	236,194
U.S. Bancorp	7,905	313,670
	Shares	Value
Wells Fargo & Co.	21,497	$992,302
Zions Bancorp	730	27,923
		6,879,444
BEVERAGES - 1.9%
Coca-Cola Co. (The)	28,460	1,762,528
Keurig Dr Pepper, Inc.	4,632	157,534
Monster Beverage Corp.(a)	6,480	372,535
PepsiCo, Inc.	11,114	2,083,431
		4,376,028
BIOTECHNOLOGY - 1.1%
Amgen, Inc.	4,253	995,840
Biogen, Inc.(a)	1,319	356,381
Gilead Sciences, Inc.	10,467	796,957
Incyte Corp.(a)	3,630	231,304
Moderna, Inc.(a)	2,120	249,439
		2,629,921
BROADLINE RETAIL - 2.9%
Amazon.com, Inc.(a)	48,825	6,526,926
eBay, Inc.	3,770	167,803
Etsy, Inc.(a)	509	51,740
		6,746,469
BUILDING PRODUCTS - 0.7%
A.O. Smith Corp.	1,000	72,630
Allegion PLC	263	30,734
Carrier Global Corp.	5,556	330,860
Johnson Controls International PLC	7,621	530,041
Masco Corp.	1,841	111,712
Trane Technologies PLC	2,476	493,813
		1,569,790
CAPITAL MARKETS - 2.8%
Ameriprise Financial, Inc.	496	172,831
Bank of New York Mellon Corp. (The)	5,081	230,474
BlackRock, Inc.	831	613,984
Cboe Global Markets, Inc.	940	131,299
Charles Schwab Corp. (The)	8,753	578,573
CME Group, Inc.	2,366	470,739
FactSet Research Systems, Inc.	229	99,624
Franklin Resources, Inc.	2,300	67,252
Goldman Sachs Group, Inc. (The)	1,772	630,602
Intercontinental Exchange, Inc.	3,417	392,272
Invesco Ltd.	2,500	42,000
MarketAxess Holdings, Inc.	221	59,498
Moody's Corp.	1,518	535,475
Morgan Stanley	7,464	683,404
MSCI, Inc.	375	205,530

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Nasdaq, Inc.	5,458	$275,574
Northern Trust Corp.	1,290	103,355
Raymond James Financial, Inc.	1,290	141,990
S&P Global, Inc.	1,835	723,926
State Street Corp.	2,104	152,414
T. Rowe Price Group, Inc.	1,119	137,928
		6,448,744
CHEMICALS - 1.7%
Air Products and Chemicals, Inc.	1,237	377,693
Albemarle Corp.	621	131,826
CF Industries Holdings, Inc.	1,219	100,056
Corteva, Inc.	4,787	270,130
Dow, Inc.	4,715	266,256
DuPont de Nemours, Inc.	2,897	224,894
Ecolab, Inc.	2,621	480,010
FMC Corp.	650	62,550
International Flavors & Fragrances, Inc.	1,480	125,223
Linde PLC	2,809	1,097,392
LyondellBasell Industries N.V., Class A	1,530	151,256
Mosaic Co. (The)	2,160	88,042
PPG Industries, Inc.	1,288	185,343
Sherwin-Williams Co. (The)	1,351	373,551
		3,934,222
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Cintas Corp.	633	317,791
Copart, Inc.(a)	2,226	196,756
Republic Services, Inc.	1,716	259,305
Rollins, Inc.	2,895	118,203
Waste Management, Inc.	2,837	464,672
		1,356,727
COMMUNICATIONS EQUIPMENT - 1.0%
Arista Networks, Inc.(a)	1,364	211,543
Cisco Systems, Inc.	29,629	1,541,893
F5, Inc.(a)	270	42,725
Juniper Networks, Inc.	2,860	79,508
Motorola Solutions, Inc.	1,838	526,826
		2,402,495
CONSTRUCTION & ENGINEERING - 0.1%
Quanta Services, Inc.	680	137,102

CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	311	138,849
Vulcan Materials Co.	783	172,652
		311,501
CONSUMER FINANCE - 0.5%
American Express Co.	3,362	567,774
Capital One Financial Corp.	1,528	178,807
	Shares	Value
Discover Financial Services	1,436	$151,570
Synchrony Financial	7,009	242,091
		1,140,242
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
Costco Wholesale Corp.	2,617	1,467,273
Dollar General Corp.	1,402	236,742
Dollar Tree, Inc.(a)	1,263	194,919
Kroger Co. (The)	4,672	227,246
Sysco Corp.	3,228	246,328
Target Corp.	4,023	549,019
Walgreens Boots Alliance, Inc.	4,509	135,135
Walmart, Inc.	8,907	1,423,873
		4,480,535
CONTAINERS & PACKAGING - 0.5%
Amcor PLC	31,380	321,959
Avery Dennison Corp.	1,620	298,096
Ball Corp.	5,080	298,145
International Paper Co.	3,089	111,389
Packaging Corp. of America	533	81,736
Sealed Air Corp.	1,390	63,412
Westrock Co.	2,099	69,876
		1,244,613
DISTRIBUTORS - 0.3%
Genuine Parts Co.	910	141,705
LKQ Corp.	5,803	317,946
Pool Corp.	752	289,325
		748,976
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc.	46,937	681,525
Verizon Communications, Inc.	27,262	929,089
		1,610,614
ELECTRIC UTILITIES - 1.8%
Alliant Energy Corp.	2,090	112,317
American Electric Power Co., Inc.	3,215	272,439
Constellation Energy Corp.	1,903	183,925
Duke Energy Corp.	5,124	479,709
Edison International	2,390	171,984
Entergy Corp.	960	98,592
Evergy, Inc.	1,840	110,345
Eversource Energy	2,356	170,409
Exelon Corp.	7,262	303,987
FirstEnergy Corp.	4,259	167,762
NextEra Energy, Inc.	11,605	850,647
NRG Energy, Inc.	1,595	60,594
PG&E Corp.(a)	8,106	142,747
Pinnacle West Capital Corp.	510	42,238
PPL Corp.	7,780	214,183

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Southern Co. (The)	7,424	$537,052
Xcel Energy, Inc.	3,882	243,518
		4,162,448
ELECTRICAL EQUIPMENT - 0.5%
AMETEK, Inc.	1,335	211,731
Eaton Corp. PLC	2,236	459,095
Emerson Electric Co.	3,492	318,994
Generac Holdings, Inc.(a)	74	11,374
Rockwell Automation, Inc.	562	188,995
		1,190,189
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
Amphenol Corp., Class A	4,219	372,580
CDW Corp.	983	183,890
Corning, Inc.	5,970	202,622
Keysight Technologies, Inc.(a)	2,363	380,632
TE Connectivity Ltd.	1,710	245,368
Teledyne Technologies, Inc.(a)	251	96,517
Trimble, Inc.(a)	4,690	252,322
Zebra Technologies Corp., Class A(a)	145	44,654
		1,778,585
ENERGY EQUIPMENT & SERVICES - 0.4%
Baker Hughes Co.	5,217	186,717
Halliburton Co.	4,080	159,446
Schlumberger N.V.	7,989	466,078
		812,241
ENTERTAINMENT - 1.3%
Activision Blizzard, Inc.(a)	4,684	434,488
Electronic Arts, Inc.	3,439	468,907
Live Nation, Inc.(a)	740	64,935
Netflix, Inc.(a)	2,409	1,057,479
Walt Disney Co. (The)(a)	9,936	883,211
Warner Bros Discovery, Inc.(a)	13,884	181,464
		3,090,484
FINANCIAL SERVICES - 3.9%
Berkshire Hathaway, Inc., Class B(a)	10,067	3,543,181
Fidelity National Information Services, Inc.	3,979	240,252
Fiserv, Inc.(a)	3,650	460,667
FleetCor Technologies, Inc.(a)	278	69,197
Global Payments, Inc.	1,307	144,097
Jack Henry & Associates, Inc.	446	74,736
Mastercard, Inc., Class A	4,776	1,883,081
PayPal Holdings, Inc.(a)	6,140	465,535
Visa, Inc., Class A	9,214	2,190,444
		9,071,190
	Shares	Value
FOOD PRODUCTS - 1.5%
Archer-Daniels-Midland Co.	3,420	$290,563
Bunge Ltd.	651	70,744
Campbell Soup Co.	2,700	123,714
Conagra Brands, Inc.	4,970	163,066
General Mills, Inc.	5,378	401,952
Hershey Co. (The)	1,504	347,890
Hormel Foods Corp.	4,450	181,916
J M Smucker Co. (The)	1,050	158,183
Kellogg Co.	3,850	257,526
Kraft Heinz Co. (The)	6,176	223,448
Lamb Weston Holdings, Inc.	965	100,003
McCormick & Co., Inc.	1,903	170,280
Mondelez International, Inc., Class A	10,238	758,943
Tyson Foods, Inc., Class A	1,875	104,475
		3,352,703
GAS UTILITIES - 0.1%
Atmos Energy Corp.	1,280	155,789

GROUND TRANSPORTATION - 0.9%
CSX Corp.	14,090	469,479
J.B. Hunt Transport Services, Inc.	1,630	332,422
Norfolk Southern Corp.	1,196	279,374
Old Dominion Freight Line, Inc.	468	196,321
Union Pacific Corp.	3,356	778,659
		2,056,255
HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
Abbott Laboratories	11,615	1,293,098
Align Technology, Inc.(a)	407	153,801
Baxter International, Inc.	3,771	170,562
Becton, Dickinson & Co.	2,235	622,716
Boston Scientific Corp.(a)	12,567	651,599
Cooper Cos., Inc. (The)	450	176,067
DENTSPLY SIRONA, Inc.	1,853	76,937
Dexcom, Inc.(a)	2,330	290,225
Edwards Lifesciences Corp.(a)	4,631	380,066
GE HealthCare Technologies, Inc.	2,313	180,414
Hologic, Inc.(a)	2,143	170,197
IDEXX Laboratories, Inc.(a)	519	287,905
Insulet Corp.(a)	474	131,179
Intuitive Surgical, Inc.(a)	2,129	690,648
Medtronic PLC	8,697	763,249
ResMed, Inc.	1,202	267,265
STERIS PLC	752	169,614
Stryker Corp.	2,318	656,944

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Teleflex, Inc.	397	$99,714
Zimmer Holdings, Inc.	1,697	234,440
		7,466,640
HEALTH CARE PROVIDERS & SERVICES - 2.6%
AmerisourceBergen Corp.	2,104	393,237
Cardinal Health, Inc.	2,563	234,437
Cigna Group (The)	3,238	955,534
CVS Health Corp.	8,800	657,272
DaVita, Inc.(a)	713	72,719
Elevance Health, Inc.	3,351	1,580,432
Henry Schein, Inc.(a)	1,470	115,821
Humana, Inc.	1,549	707,630
Laboratory Corporation of America Holdings	944	201,950
McKesson Corp.	1,165	468,796
Molina Healthcare, Inc.(a)	981	298,705
Quest Diagnostics, Inc.	1,318	178,207
		5,864,740
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.1%
Welltower, Inc.	3,491	286,786

HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.0%
Host Hotels & Resorts, Inc.	6,193	113,951

HOTELS, RESTAURANTS & LEISURE - 1.8%
Booking Holdings, Inc.(a)	207	614,956
Carnival Corp.(a)	6,190	116,620
Chipotle Mexican Grill, Inc.(a)	157	308,078
Domino's Pizza, Inc.	200	79,348
Expedia Group, Inc.(a)	495	60,652
Hilton Worldwide Holdings, Inc.	1,330	206,802
Marriott International, Inc., Class A	1,416	285,763
McDonald's Corp.	4,454	1,305,913
Norwegian Cruise Line Holdings Ltd.(a)	2,830	62,458
Royal Caribbean Cruises Ltd.(a)	754	82,269
Starbucks Corp.	6,462	656,345
Yum! Brands, Inc.	1,950	268,456
		4,047,660
HOUSEHOLD DURABLES - 0.3%
D.R. Horton, Inc.	1,408	178,844
Garmin Ltd.	960	101,654
Lennar Corp., Class A	636	80,664
Mohawk Industries, Inc.(a)	34	3,616
Newell Brands, Inc.	5,782	64,527
NVR, Inc.(a)	21	132,435
PulteGroup, Inc.	325	27,427
Whirlpool Corp.	42	6,059
		595,226
	Shares	Value
HOUSEHOLD PRODUCTS - 1.6%
Church & Dwight Co., Inc.	2,365	$226,260
Clorox Co. (The)	930	140,876
Colgate-Palmolive Co.	7,643	582,855
Kimberly-Clark Corp.	3,000	387,300
Procter & Gamble Co. (The)	14,898	2,328,557
		3,665,848
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.0%
AES Corp. (The)	5,250	113,557

INDUSTRIAL CONGLOMERATES - 0.5%
3M Co.	3,366	375,309
Honeywell International, Inc.	3,984	773,414
		1,148,723
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.4%
Prologis, Inc.	6,837	852,916

INSURANCE - 2.3%
Aflac, Inc.	4,384	317,139
Allstate Corp. (The)	1,669	188,063
American International Group, Inc.	4,254	256,431
Aon PLC, Class A	1,285	409,272
Arch Capital Group Ltd.(a)	2,072	160,974
Arthur J. Gallagher & Co.	1,500	322,200
Assurant, Inc.	324	43,581
Brown & Brown, Inc.	2,240	157,808
Chubb Ltd.	2,811	574,597
Cincinnati Financial Corp.	902	97,037
Everest Group Ltd.	325	117,166
Globe Life, Inc.	487	54,627
Hartford Financial Services Group, Inc. (The)	2,460	176,825
Lincoln National Corp.	486	13,627
Loews Corp.	880	55,132
Marsh & McLennan Cos., Inc.	3,108	585,609
MetLife, Inc.	4,858	305,908
Principal Financial Group, Inc.	1,640	130,987
Progressive Corp. (The)	3,713	467,764
Prudential Financial, Inc.	2,235	215,655
Travelers Cos., Inc. (The)	1,757	303,276
W.R. Berkley Corp.	1,325	81,739
Willis Towers Watson PLC	677	143,070
		5,178,487
INTERACTIVE MEDIA & SERVICES - 5.2%
Alphabet, Inc., Class A(a)	32,481	4,310,878
Alphabet, Inc., Class C(a)	28,256	3,761,156

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Match Group, Inc.(a)	1,300	$60,463
Meta Platforms, Inc., Class A(a)	12,104	3,856,335
		11,988,832
IT SERVICES - 1.4%
Accenture PLC, Class A	4,267	1,349,865
Akamai Technologies, Inc.(a)	1,279	120,866
Cognizant Technology Solutions Corp., Class A	3,293	217,437
DXC Technology Co.(a)	8,461	233,947
EPAM Systems, Inc.(a)	292	69,149
Gartner, Inc.(a)	443	156,640
International Business Machines Corp.	6,808	981,577
VeriSign, Inc.(a)	552	116,444
		3,245,925
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	3,719	240,099

LIFE SCIENCES TOOLS & SERVICES - 2.0%
Agilent Technologies, Inc.	5,059	616,034
Bio-Rad Laboratories, Inc., Class A(a)	342	138,633
Bio-Techne Corp.	2,570	214,338
Danaher Corp.	5,444	1,388,547
Fortrea Holdings, Inc.(a)	944	30,170
Illumina, Inc.(a)	2,186	420,040
IQVIA Holdings, Inc.(a)	1,775	397,174
Mettler-Toledo International, Inc.(a)	452	568,377
Revvity, Inc.	1,546	190,081
Waters Corp.(a)	1,740	480,605
West Pharmaceutical Services, Inc.	679	249,899
		4,693,898
MACHINERY - 1.8%
Caterpillar, Inc.	2,830	750,431
Cummins, Inc.	797	207,858
Deere & Co.	1,488	639,245
Dover Corp.	730	106,558
Fortive Corp.	2,460	192,741
IDEX Corp.	390	88,066
Illinois Tool Works, Inc.	1,636	430,791
Ingersoll Rand, Inc.	3,834	250,245
Nordson Corp.	279	70,199
Otis Worldwide Corp.	2,776	252,505
PACCAR, Inc.	3,322	286,124
Parker-Hannifin Corp.	485	198,855
Pentair PLC	540	37,530
Snap-on, Inc.	292	79,552
Stanley Black & Decker, Inc.	182	18,067
	Shares	Value
Westinghouse Air Brake Technologies Corp.	820	$97,121
Xylem, Inc.	2,869	323,480
		4,029,368
MEDIA - 0.9%
Charter Communications, Inc., Class A(a)	470	190,439
Comcast Corp., Class A	25,518	1,154,945
Fox Corp., Class A	1,589	53,152
Fox Corp., Class B	4,646	145,931
Interpublic Group of Cos., Inc. (The)	6,516	223,043
News Corp., Class A	2,690	53,316
News Corp., Class B	1,680	33,785
Omnicom Group, Inc.	1,228	103,913
Paramount Global, Class B	3,380	54,181
		2,012,705
METALS & MINING - 0.4%
Freeport-McMoRan, Inc.	8,276	369,523
Newmont Corp.	4,980	213,742
Nucor Corp.	1,221	210,122
Steel Dynamics, Inc.	800	85,264
		878,651
MULTI-UTILITIES - 0.9%
Ameren Corp.	2,350	201,324
CenterPoint Energy, Inc.	5,180	155,866
CMS Energy Corp.	2,768	169,042
Consolidated Edison, Inc.	2,760	261,814
Dominion Energy, Inc.	5,070	271,498
DTE Energy Co.	1,020	116,586
NiSource, Inc.	4,370	121,661
Public Service Enterprise Group, Inc.	3,381	213,409
Sempra	1,911	284,777
WEC Energy Group, Inc.	2,545	228,694
		2,024,671
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.1%
Alexandria Real Estate Equities, Inc.	785	98,659
Boston Properties, Inc.	3,037	202,355
		301,014
OIL, GAS & CONSUMABLE FUELS - 3.6%
APA Corp.	1,420	57,496
Chevron Corp.	10,017	1,639,382
ConocoPhillips	6,815	802,262
Coterra Energy, Inc.	4,790	131,917
Devon Energy Corp.	3,180	171,720
Diamondback Energy, Inc.	617	90,896
EOG Resources, Inc.	3,065	406,204
EQT Corp.	1,460	61,583

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Exxon Mobil Corp.	22,737	$2,438,316
Hess Corp.	1,380	209,387
Kinder Morgan, Inc.	18,540	328,343
Marathon Oil Corp.	5,060	132,926
Marathon Petroleum Corp.	2,368	314,991
Occidental Petroleum Corp.	3,985	251,573
ONEOK, Inc.	2,290	153,522
Phillips 66	2,469	275,417
Pioneer Natural Resources Co.	1,153	260,198
Targa Resources Corp.	504	41,323
Valero Energy Corp.	2,109	271,871
Williams Cos., Inc. (The)	9,244	318,456
		8,357,783
PASSENGER AIRLINES - 0.2%
Alaska Air Group, Inc.(a)	250	12,158
American Airlines Group, Inc.(a)	5,650	94,638
Delta Air Lines, Inc.	3,850	178,101
Southwest Airlines Co.	4,040	138,006
United Airlines Holdings, Inc.(a)	1,020	55,396
		478,299
PERSONAL CARE PRODUCTS - 0.1%
Estee Lauder Cos., Inc., (The) Class A	1,298	233,640

PHARMACEUTICALS - 1.5%
Catalent, Inc.(a)	1,459	70,791
Eli Lilly & Co.	5,144	2,338,205
Organon & Co.	3,400	74,732
Zoetis, Inc.	5,236	984,839
		3,468,567
PROFESSIONAL SERVICES - 1.0%
Automatic Data Processing, Inc.	3,450	853,047
Broadridge Financial Solutions, Inc.	1,941	325,933
Ceridian HCM Holding, Inc.(a)	660	46,735
Equifax, Inc.	620	126,530
Jacobs Solutions, Inc.	560	70,230
Paychex, Inc.	2,190	274,779
Paycom Software, Inc.	228	84,077
Robert Half, Inc.	3,110	230,606
Verisk Analytics, Inc.	928	212,456
		2,224,393
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc., Class A(a)	4,460	371,563
CoStar Group, Inc.(a)	2,200	184,734
		556,297
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.4%
AvalonBay Communities, Inc.	1,834	345,984
Camden Property Trust	380	41,454
	Shares	Value
Equity Residential	3,177	$209,491
Essex Property Trust, Inc.	227	55,286
Mid-America Apartment Communities, Inc.	574	85,905
UDR, Inc.	2,330	95,251
		833,371
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.4%
Federal Realty Investment Trust	1,868	189,639
Kimco Realty Corp.	5,150	104,339
Realty Income Corp.	3,880	236,564
Regency Centers Corp.	1,869	122,475
Simon Property Group, Inc.	1,690	210,574
		863,591
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
Advanced Micro Devices, Inc.(a)	8,687	993,793
Analog Devices, Inc.	2,847	568,062
Applied Materials, Inc.	6,400	970,176
Broadcom, Inc.	2,314	2,079,476
Enphase Energy, Inc.(a)	729	110,684
First Solar, Inc.(a)	541	112,204
Intel Corp.	29,539	1,056,610
KLA Corp.	696	357,709
Lam Research Corp.	1,042	748,667
Microchip Technology, Inc.	2,895	271,956
Micron Technology, Inc.	6,072	433,480
Monolithic Power Systems, Inc.	216	120,850
NVIDIA Corp.	14,008	6,545,798
NXP Semiconductors N.V.	1,173	261,556
ON Semiconductor Corp.(a)	1,919	206,772
Qorvo, Inc.(a)	230	25,305
QUALCOMM, Inc.	6,255	826,723
Skyworks Solutions, Inc.	560	64,047
SolarEdge Technologies, Inc.(a)	278	67,126
Teradyne, Inc.	810	91,481
Texas Instruments, Inc.	5,137	924,660
		16,837,135
SOFTWARE - 10.3%
Adobe, Inc.(a)	2,959	1,616,117
ANSYS, Inc.(a)	1,139	389,652
Autodesk, Inc.(a)	2,123	450,055
Cadence Design Systems, Inc.(a)	2,525	590,875
Fair Isaac Corp.(a)	145	121,506
Fortinet, Inc.(a)	4,000	310,880
Gen Digital, Inc.	13,682	266,115
Intuit, Inc.	1,994	1,020,330
Microsoft Corp.	41,613	13,978,639
Oracle Corp.	8,994	1,054,366

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Palo Alto Networks, Inc.(a)	2,594	$648,396
PTC, Inc.(a)	848	123,647
Roper Technologies, Inc.	718	354,010
Salesforce, Inc.(a)	6,484	1,458,965
ServiceNow, Inc.(a)	1,125	655,875
Synopsys, Inc.(a)	1,391	628,454
Tyler Technologies, Inc.(a)	218	86,465
		23,754,347
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.6%
American Tower Corp.	3,692	702,624
Crown Castle, Inc.	4,000	433,160
Digital Realty Trust, Inc.	3,477	433,304
Equinix, Inc.	813	658,465
Extra Space Storage, Inc.	730	101,886
Iron Mountain, Inc.	5,082	312,035
Public Storage	974	274,424
SBA Communications Corp.	1,474	322,732
VICI Properties, Inc.	3,562	112,132
Weyerhaeuser Co.	6,614	225,273
		3,576,035
SPECIALTY RETAIL - 2.5%
Advance Auto Parts, Inc.	3,073	228,600
AutoZone, Inc.(a)	120	297,806
Bath & Body Works, Inc.	1,330	49,290
Best Buy Co., Inc.	3,555	295,243
CarMax, Inc.(a)	475	39,240
Home Depot, Inc. (The)	6,363	2,124,224
Lowe’s Cos., Inc.	4,353	1,019,777
O'Reilly Automotive, Inc.(a)	430	398,090
Ross Stores, Inc.	1,790	205,206
TJX Cos., Inc. (The)	7,055	610,469
Tractor Supply Co.	1,571	351,888
Ulta Beauty, Inc.(a)	357	158,794
		5,778,627
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.6%
Apple, Inc.	81,389	15,988,869
Hewlett Packard Enterprise Co.	27,327	474,943
HP, Inc.	13,136	431,255
NetApp, Inc.	1,884	146,971
Seagate Technology Holdings PLC	4,040	256,540
Western Digital Corp.(a)	6,039	257,020
		17,555,598
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
NIKE, Inc., Class B	6,677	737,074
Ralph Lauren Corp.	100	13,133
	Shares	Value
Tapestry, Inc.	1,070	$46,170
VF Corp.	7,427	147,129
		943,506
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Fastenal Co.	4,234	248,155
United Rentals, Inc.	126	58,550
W.W. Grainger, Inc.	529	390,661
		697,366
WATER UTILITIES - 0.1%
American Water Works Co., Inc.	1,271	187,383

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile U.S., Inc.(a)	4,550	626,853

TOTAL COMMON STOCKS (COST $193,449,155)		227,646,007
RIGHTS - 0.0%

HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(a)(b)(c)	373	—

TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.9%
Northern Institutional Treasury Portfolio (Premier Class), 5.12%(d)	2,027,082	2,027,082
TOTAL MONEY MARKET FUND (COST $2,027,082)		2,027,082
TOTAL INVESTMENTS (COST $195,476,237) - 100.0%		229,673,089

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(17,504)
NET ASSETS - 100.0%		$229,655,585

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.
(d)	7-day current yield as of July 31, 2023 is disclosed.

MSCI — Morgan Stanley Capital International
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
S&P — Standard & Poor's

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Values-Focused Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Banks	6.7%
Machinery	4.6
Electronic Equipment, Instruments & Components	4.5
Specialty Retail	3.8
Building Products	3.4
Insurance	3.4
Oil, Gas & Consumable Fuels	3.4
Health Care Equipment & Supplies	3.3
Semiconductors & Semiconductor Equipment	3.2
Professional Services	2.9
Software	2.7
Chemicals	2.4
Household Durables	2.4
Metals & Mining	2.4
Health Care Providers & Services	2.3
Capital Markets	1.9
Ground Transportation	1.9
Hotels, Restaurants & Leisure	1.9
Textiles, Apparel & Luxury Goods	1.9
Automobile Components	1.7
Construction & Engineering	1.7
Retail Real Estate Investment Trusts	1.7
Electrical Equipment	1.6
Food Products	1.6
Biotechnology	1.5
Commercial Services & Supplies	1.5
Financial Services	1.5
Trading Companies & Distributors	1.5
Containers & Packaging	1.4
Energy Equipment & Services	1.2
Specialized Real Estate Investment Trusts	1.2
Aerospace & Defense	1.1
Consumer Staples Distribution & Retail	1.1
Diversified Consumer Services	1.1
Industrial Real Estate Investment Trusts	1.1
Electric Utilities	1.0
Leisure Products	1.0
Industry Diversification	Percent*
Life Sciences Tools & Services	1.0%
Media	1.0
Gas Utilities	0.9
Office Real Estate Investment Trusts	0.9
Communications Equipment	0.8
Pharmaceuticals	0.8
Mortgage Real Estate Investment Trusts	0.7
Personal Care Products	0.7
Real Estate Management & Development	0.7
Consumer Finance	0.6
Interactive Media & Services	0.6
Money Market Fund	0.6
Water Utilities	0.6
Automobiles	0.5
Residential Real Estate Investment Trusts	0.5
Technology Hardware, Storage & Peripherals	0.5
Air Freight & Logistics	0.4
Broadline Retail	0.4
Diversified Telecommunication Services	0.4
Health Care Real Estate Investment Trusts	0.4
Health Care Technology	0.4
Hotel & Resort Real Estate Investment Trusts	0.4
Beverages	0.3
Construction Materials	0.3
Diversified Real Estate Investment Trusts	0.3
Multi-Utilities	0.3
Passenger Airlines	0.3
Entertainment	0.2
Household Products	0.2
Marine Transportation	0.2
Paper & Forest Products	0.2
Independent Power and Renewable Electricity Producers	0.1
IT Services	0.1
Wireless Telecommunication Services	0.1
Total Investments	99.9%

*	Percentages indicated are based on net assets as of July 31, 2023.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS - 99.3%

AEROSPACE & DEFENSE - 1.1%
AAR Corp.(a)	1,870	$111,826
AeroVironment, Inc.(a)	1,309	124,695
BWX Technologies, Inc.	4,408	304,152
Curtiss-Wright Corp.	1,974	377,745
Hexcel Corp.	4,407	311,487
Kaman Corp.	1,770	40,515
Mercury Systems, Inc.(a)	3,061	116,257
Moog, Inc., Class A	1,512	159,425
National Presto Industries, Inc.	219	17,150
Triumph Group, Inc.(a)	3,570	45,160
Woodward, Inc.	3,104	373,660
		1,982,072
AIR FREIGHT & LOGISTICS - 0.4%
Forward Air Corp.	1,333	158,414
GXO Logistics, Inc.(a)	6,198	415,700
Hub Group, Inc., Class A(a)	1,728	155,744
		729,858
AUTOMOBILE COMPONENTS - 1.7%
Adient PLC(a)	4,932	209,906
American Axle & Manufacturing Holdings, Inc.(a)	6,850	64,733
Autoliv, Inc.	4,154	419,263
Dana, Inc.	7,151	135,726
Dorman Products, Inc.(a)	1,537	130,169
Fox Factory Holding Corp.(a)	2,162	241,928
Gentex Corp.	12,445	417,903
Gentherm, Inc.(a)	1,734	103,641
Goodyear Tire & Rubber Co. (The)(a)	15,512	249,433
LCI Industries	1,283	174,834
Lear Corp.	3,013	466,292
Patrick Industries, Inc.	1,101	95,292
Standard Motor Products, Inc.	1,160	44,277
Visteon Corp.(a)	1,459	224,817
XPEL, Inc.(a)	1,144	92,927
		3,071,141
AUTOMOBILES - 0.5%
Harley-Davidson, Inc.	11,302	436,370
Thor Industries, Inc.	2,763	319,099
Winnebago Industries, Inc.	1,666	114,621
		870,090
BANKS - 6.7%
Ameris Bancorp	3,582	156,354
Associated Banc-Corp	7,939	150,444
Atlantic Union Bankshares Corp.	1,684	53,854
Axos Financial, Inc.(a)	2,829	132,963
	Shares	Value
Banc of California, Inc.	2,870	$40,783
BancFirst Corp.	1,055	105,395
Bancorp, Inc. (The)(a)	2,976	112,790
Bank of Hawaii Corp.	1,887	107,804
Bank OZK	5,795	253,415
BankUnited, Inc.	4,314	128,730
Banner Corp.	1,719	81,842
Berkshire Hills Bancorp, Inc.	2,660	60,675
Brookline Bancorp, Inc.	6,100	65,148
Cadence Bank	9,945	249,122
Capitol Federal Financial, Inc.	6,050	40,112
Cathay General Bancorp	3,363	127,929
Central Pacific Financial Corp.	1,180	21,523
City Holding Co.	561	55,489
Columbia Banking System, Inc.	11,557	258,299
Commerce Bancshares, Inc.	5,730	304,721
Community Bank System, Inc.	2,540	136,728
Cullen/Frost Bankers, Inc.	3,098	336,381
Customers Bancorp, Inc.(a)	1,690	70,946
CVB Financial Corp.	7,440	140,393
Dime Community Bancshares, Inc., Class B	2,282	51,117
Eagle Bancorp, Inc.	1,440	39,888
East West Bancorp, Inc.	7,001	435,532
F.N.B. Corp.	20,435	261,364
FB Financial Corp.	2,273	80,510
First Bancorp	1,870	61,860
First BanCorp (New York Exchange)	11,462	170,211
First Commonwealth Financial Corp.	4,960	71,622
First Financial Bancorp	4,760	109,908
First Financial Bankshares, Inc.	6,616	215,615
First Hawaiian, Inc.	6,464	133,740
First Horizon Corp.	29,159	397,437
Fulton Financial Corp.	11,140	159,302
Glacier Bancorp, Inc.	5,777	188,908
Hancock Whitney Corp.	4,366	192,148
Hanmi Financial Corp.	1,901	36,119
Heritage Financial Corp.	1,430	26,827
Hilltop Holdings, Inc.	3,183	98,450
Home Bancshares, Inc.	9,688	235,515
Hope Bancorp, Inc.	8,372	90,920
Independent Bank Corp.	2,080	125,320
Independent Bank Group, Inc.	1,750	78,523
International Bancshares Corp.	2,972	147,530
Lakeland Financial Corp.	1,232	68,302
National Bank Holdings Corp., Class A	1,800	61,848
NBT Bancorp, Inc.	2,040	75,888
New York Community Bancorp, Inc.	37,350	518,044

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Northfield Bancorp, Inc.	4,010	$48,842
Northwest Bancshares, Inc.	4,090	50,552
OFG Bancorp	2,890	96,786
Old National Bancorp	16,416	279,564
Pacific Premier Bancorp, Inc.	4,668	119,221
PacWest Bancorp	6,950	64,635
Park National Corp.	564	62,897
Pathward Financial, Inc.	1,472	76,485
Pinnacle Financial Partners, Inc.	3,699	280,754
Preferred Bank	435	28,745
Prosperity Bancshares, Inc.	4,300	272,276
Provident Financial Services, Inc.	3,730	69,154
Renasant Corp.	3,230	99,936
S&T Bancorp, Inc.	1,690	53,370
Seacoast Banking Corp. of Florida	3,510	86,732
ServisFirst Bancshares, Inc.	2,709	161,673
Simmons First National Corp., Class A	6,574	132,729
Southside Bancshares, Inc.	1,884	62,568
SouthState Corp.	3,639	282,641
Stellar Bancorp, Inc.	3,439	85,494
Synovus Financial Corp.	7,899	267,776
Texas Capital Bancshares, Inc.(a)	2,346	149,792
Tompkins Financial Corp.	479	28,817
Triumph Financial, Inc.(a)	1,149	81,476
TrustCo Bank Corp. NY	800	24,312
Trustmark Corp.	3,420	89,809
UMB Financial Corp.	2,217	157,407
United Bankshares, Inc.	6,921	231,438
United Community Banks, Inc.	5,632	163,722
Valley National Bancorp	22,624	232,122
Veritex Holdings, Inc.	2,803	60,293
Washington Federal, Inc.	3,575	110,968
Webster Financial Corp.	8,972	424,555
Westamerica BanCorp	1,384	68,079
Wintrust Financial Corp.	2,894	244,138
WSFS Financial Corp.	3,095	135,406
		12,209,452
BEVERAGES - 0.3%
Celsius Holdings, Inc.(a)	2,160	312,552
Coca-Cola Consolidated, Inc.	248	157,086
National Beverage Corp.(a)	1,540	81,389
		551,027
BIOTECHNOLOGY - 1.5%
Anika Therapeutics, Inc.(a)	870	20,297
Arcus Biosciences, Inc.(a)	3,030	60,297
Arrowhead Pharmaceuticals, Inc.(a)	5,623	194,106
Avid Bioservices, Inc.(a)	3,521	44,576
	Shares	Value
Catalyst Pharmaceuticals, Inc.(a)	5,390	$74,544
Coherus Biosciences, Inc.(a)	4,740	22,847
Cytokinetics, Inc.(a)	5,110	170,418
Dynavax Technologies Corp.(a)	6,528	91,327
Emergent BioSolutions, Inc.(a)	3,000	20,640
Enanta Pharmaceuticals, Inc.(a)	1,260	23,902
Exelixis, Inc.(a)	17,599	346,876
Ironwood Pharmaceuticals, Inc.(a)	7,030	77,963
iTeos Therapeutics, Inc.(a)	1,460	20,528
Myriad Genetics, Inc.(a)	4,317	96,485
Neurocrine Biosciences, Inc.(a)	5,150	524,733
REGENXBIO, Inc.(a)	2,560	48,640
uniQure N.V.(a)	2,420	25,095
United Therapeutics Corp.(a)	2,439	591,994
Vanda Pharmaceuticals, Inc.(a)	3,970	22,947
Vericel Corp.(a)	2,591	93,069
Vir Biotechnology, Inc.(a)	4,180	58,854
Xencor, Inc.(a)	3,272	79,477
		2,709,615
BROADLINE RETAIL - 0.4%
Kohl's Corp.	5,934	168,822
Macy's, Inc.	15,100	250,509
Nordstrom, Inc.	6,457	149,221
Ollie's Bargain Outlet Holdings, Inc.(a)	3,086	224,908
		793,460
BUILDING PRODUCTS - 3.4%
AAON, Inc.	2,332	245,466
Advanced Drainage Systems, Inc.	3,330	406,227
American Woodmark Corp.(a)	800	61,312
Apogee Enterprises, Inc.	1,260	62,408
AZZ, Inc.	1,434	63,569
Builders FirstSource, Inc.(a)	6,677	964,359
Carlisle Cos., Inc.	2,617	725,432
Fortune Brands Innovations, Inc.	6,492	461,387
Gibraltar Industries, Inc.(a)	1,592	102,955
Griffon Corp.	3,010	125,577
Insteel Industries, Inc.	960	30,960
Lennox International, Inc.	1,669	613,257
Masterbrand, Inc.(a)	4,058	50,116
Owens Corning	4,663	652,773
PGT Innovations, Inc.(a)	3,463	99,077
Quanex Building Products Corp.	2,025	56,984
Resideo Technologies, Inc.(a)	17,325	324,324
Simpson Manufacturing Co., Inc.	2,193	346,494
Trex Co., Inc.(a)	5,626	388,982
UFP Industries, Inc.	3,161	324,824
		6,106,483

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
CAPITAL MARKETS - 1.9%
Affiliated Managers Group, Inc.	1,850	$256,484
Artisan Partners Asset Management, Inc., Class A	2,359	97,875
Avantax, Inc.(a)	2,749	71,144
B. Riley Financial, Inc.	1,121	62,249
Brightsphere Investment Group, Inc.	2,520	53,626
Donnelley Financial Solutions, Inc.(a)	1,606	75,964
Evercore, Inc., Class A	1,835	247,835
Federated Hermes, Inc.	4,553	154,028
Interactive Brokers Group, Inc., Class A	5,472	477,870
Janus Henderson Group PLC	13,432	394,229
Jefferies Financial Group, Inc.	10,256	377,318
Moelis & Co., Class A	2,588	126,372
Piper Sandler Cos.	818	119,723
SEI Investments Co.	5,485	345,500
Stifel Financial Corp.	5,636	358,111
StoneX Group, Inc.(a)	1,000	92,010
Virtus Investment Partners, Inc.	328	67,479
WisdomTree, Inc.	6,910	48,094
		3,425,911
CHEMICALS - 2.4%
AdvanSix, Inc.	1,540	61,769
American Vanguard Corp.	1,350	24,381
Ashland, Inc.	2,591	236,714
Avient Corp.	4,516	183,033
Axalta Coating Systems Ltd.(a)	8,594	275,008
Balchem Corp.	1,641	221,108
Cabot Corp.	2,850	202,350
Chemours Co. (The)	7,713	285,227
FutureFuel Corp.	1,390	13,511
H.B. Fuller Co.	2,830	209,505
Hawkins, Inc.	978	45,722
Ingevity Corp.(a)	1,844	118,053
Innospec, Inc.	1,165	124,818
Koppers Holdings, Inc.	1,350	51,651
Livent Corp.(a)	9,375	230,813
Minerals Technologies, Inc.	1,740	106,749
NewMarket Corp.	348	157,192
Olin Corp.	6,605	380,976
Quaker Chemical Corp.	696	139,464
RPM International, Inc.	6,726	694,863
Scotts Miracle-Gro Co. (The)	2,248	157,450
Sensient Technologies Corp.	2,249	144,026
Stepan Co.	1,049	100,515
Trinseo PLC	2,010	35,416
Westlake Corp.	1,932	265,650
		4,465,964
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.5%
ABM Industries, Inc.	3,503	$162,119
Brady Corp., Class A	2,604	134,314
Brink's Co. (The)	2,509	183,057
Clean Harbors, Inc.(a)	2,647	440,090
Corecivic, Inc.(a)	6,577	63,797
Deluxe Corp.	2,730	51,843
Enviri Corp.(a)	5,250	49,508
Geo Group, Inc. (The)(a)	7,434	55,532
Healthcare Services Group, Inc.	4,472	56,392
HNI Corp.	2,470	71,852
Interface, Inc.	3,860	37,712
Liquidity Services, Inc.(a)	1,830	30,707
Matthews International Corp., Class A	1,816	83,354
MillerKnoll, Inc.	4,278	83,721
MSA Safety, Inc.	1,891	313,906
OPENLANE, Inc.(a)	5,891	92,489
Pitney Bowes, Inc.	11,310	44,561
Stericycle, Inc.(a)	4,821	204,844
Tetra Tech, Inc.	2,743	464,143
UniFirst Corp.	728	118,155
Viad Corp.(a)	1,338	37,745
		2,779,841
COMMUNICATIONS EQUIPMENT - 0.8%
ADTRAN Holdings, Inc.	4,010	39,017
Calix, Inc.(a)	3,065	138,262
Ciena Corp.(a)	7,880	332,536
Clearfield, Inc.(a)	752	35,148
Digi International, Inc.(a)	2,020	84,699
Extreme Networks, Inc.(a)	6,896	183,365
Harmonic, Inc.(a)	5,853	87,327
Lumentum Holdings, Inc.(a)	3,567	186,768
NETGEAR, Inc.(a)	1,810	24,688
NetScout Systems, Inc.(a)	3,590	100,341
Viasat, Inc.(a)	3,933	121,687
Viavi Solutions, Inc.(a)	14,010	152,289
		1,486,127
CONSTRUCTION & ENGINEERING - 1.7%
AECOM	7,172	623,964
Arcosa, Inc.	2,492	192,333
Comfort Systems USA, Inc.	1,845	320,975
Dycom Industries, Inc.(a)	1,479	147,279
EMCOR Group, Inc.	2,406	517,386
Fluor Corp.(a)	7,455	230,956
Granite Construction, Inc.	2,452	100,360
MasTec, Inc.(a)	3,127	368,204
MDU Resources Group, Inc.	10,521	232,725

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MYR Group, Inc.(a)	806	$114,903
Valmont Industries, Inc.	1,012	267,927
		3,117,012
CONSTRUCTION MATERIALS - 0.3%
Eagle Materials, Inc.	1,858	342,560
Knife River Corp.(a)	2,630	114,326
		456,886
CONSUMER FINANCE - 0.6%
Bread Financial Holdings, Inc.	2,530	105,172
Encore Capital Group, Inc.(a)	1,373	73,456
Enova International, Inc.(a)	1,722	94,865
EZCORP, Inc., Class A(a)	3,780	34,247
FirstCash Holdings, Inc.	2,177	207,425
Green Dot Corp., Class A(a)	3,060	59,823
Navient Corp.	5,911	112,545
PRA Group, Inc.(a)	2,305	54,997
PROG Holdings, Inc.(a)	2,479	100,598
SLM Corp.	13,630	220,533
World Acceptance Corp.(a)	183	28,894
		1,092,555
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
Andersons, Inc. (The)	1,771	86,460
BJ's Wholesale Club Holdings, Inc.(a)	7,467	495,137
Chefs' Warehouse, Inc. (The)(a)	2,222	80,747
Grocery Outlet Holding Corp.(a)	5,084	170,060
PriceSmart, Inc.	1,557	121,026
SpartanNash Co.	2,424	54,395
Sprouts Farmers Market, Inc.(a)	5,909	231,928
United Natural Foods, Inc.(a)	3,380	70,304
US Foods Holding Corp.(a)	15,252	651,718
		1,961,775
CONTAINERS & PACKAGING - 1.4%
AptarGroup, Inc.	3,362	408,349
Berry Global Group, Inc.	5,678	372,306
Crown Holdings, Inc.	6,052	561,383
Graphic Packaging Holding Co.	12,278	297,128
Greif, Inc., Class A	1,462	108,144
Myers Industries, Inc.	1,870	36,671
O-I Glass, Inc.(a)	8,295	190,453
Silgan Holdings, Inc.	4,371	191,668
Sonoco Products Co.	5,120	300,237
		2,466,339
DIVERSIFIED CONSUMER SERVICES - 1.1%
Adtalem Global Education, Inc.(a)	2,620	113,289
Frontdoor, Inc.(a)	10,213	356,638
Graham Holdings Co., Class B	213	124,978
Grand Canyon Education, Inc.(a)	1,840	199,732
	Shares	Value
H&R Block, Inc.	8,577	$288,273
Mister Car Wash, Inc.(a)	6,790	67,425
Perdoceo Education Corp.(a)	4,920	65,682
Service Corp. International	8,318	554,394
Strategic Education, Inc.	1,388	104,239
Stride, Inc.(a)	2,459	93,958
		1,968,608
DIVERSIFIED REAL ESTATE INVESTMENT TRUSTS - 0.3%
Alexander & Baldwin, Inc.	4,923	94,521
American Assets Trust, Inc.	3,540	79,650
Armada Hoffler Properties, Inc.	4,940	61,355
Essential Properties Realty Trust, Inc.	7,880	193,454
Global Net Lease, Inc.	5,720	61,147
		490,127
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
ATN International, Inc.	686	24,929
Cogent Communications Holdings, Inc.	2,509	153,651
Consolidated Communications Holdings, Inc.(a)	6,340	22,697
Frontier Communications Parent, Inc.(a)	12,136	220,997
Iridium Communications, Inc.	6,668	350,404
		772,678
ELECTRIC UTILITIES - 1.0%
ALLETE, Inc.	3,080	176,884
Hawaiian Electric Industries, Inc.	5,902	226,578
IDACORP, Inc.	2,773	285,120
OGE Energy Corp.	11,565	418,075
Otter Tail Corp.	2,260	183,083
PNM Resources, Inc.	4,875	218,497
Portland General Electric Co.	5,100	243,117
		1,751,354
ELECTRICAL EQUIPMENT - 1.6%
Acuity Brands, Inc.	1,527	252,322
Encore Wire Corp.	886	151,231
EnerSys	1,971	213,499
Hubbell, Inc.	2,730	851,760
nVent Electric PLC	8,532	451,172
Powell Industries, Inc.	490	29,782
Regal Rexnord Corp.	3,337	521,173
SunPower Corp.(a)	4,613	45,530
Sunrun, Inc.(a)	11,138	211,399
Vicor Corp.(a)	1,236	114,046
		2,841,914
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.5%
Advanced Energy Industries, Inc.	1,889	236,465
Arlo Technologies, Inc.(a)	5,581	63,400

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Arrow Electronics, Inc.(a)	2,940	$419,067
Avnet, Inc.	8,588	416,518
Badger Meter, Inc.	2,706	445,516
Belden, Inc.	2,257	218,116
Benchmark Electronics, Inc.	7,042	186,683
Cognex Corp.	8,958	489,286
Coherent Corp.(a)	7,180	340,045
Crane NXT Co.	2,873	169,938
CTS Corp.	1,743	77,790
ePlus, Inc.(a)	1,411	79,510
Fabrinet(a)	1,865	230,589
Insight Enterprises, Inc.(a)	2,780	407,798
IPG Photonics Corp.(a)	1,631	214,395
Itron, Inc.(a)	4,761	374,548
Jabil, Inc.	6,960	770,263
Knowles Corp.(a)	5,710	104,322
Littelfuse, Inc.	1,213	369,480
Methode Electronics, Inc.	2,090	70,308
National Instruments Corp.	6,917	408,103
Novanta, Inc.(a)	2,790	493,551
OSI Systems, Inc.(a)	835	99,557
PC Connection, Inc.	730	35,339
Plexus Corp.(a)	3,222	317,335
Rogers Corp.(a)	949	160,011
Sanmina Corp.(a)	3,025	185,916
ScanSource, Inc.(a)	1,530	46,038
TD SYNNEX Corp.	2,552	251,908
TTM Technologies, Inc.(a)	6,480	93,053
Vishay Intertechnology, Inc.	6,180	173,967
Vontier Corp.	8,415	260,276
		8,209,091
ENERGY EQUIPMENT & SERVICES - 1.2%
Archrock, Inc.	7,289	84,990
Bristow Group, Inc.(a)	1,290	39,693
ChampionX Corp.	10,608	377,645
Core Laboratories, Inc.	2,630	68,354
Dril-Quip, Inc.(a)	1,791	46,369
Helix Energy Solutions Group, Inc.(a)	7,737	74,275
Helmerich & Payne, Inc.	5,058	226,447
Nabors Industries Ltd.(a)	280	34,297
NexTier Oilfield Solutions, Inc.(a)	5,361	63,903
NOV, Inc.	21,160	424,893
Oceaneering International, Inc.(a)	5,418	121,634
Oil States International, Inc.(a)	4,840	38,913
Patterson-UTI Energy, Inc.	11,846	187,641
ProPetro Holding Corp.(a)	6,670	69,635
RPC, Inc.	5,720	47,590
	Shares	Value
U.S. Silica Holdings, Inc.(a)	4,270	$55,553
Valaris Ltd.(a)	3,091	237,389
		2,199,221
ENTERTAINMENT - 0.2%
Cinemark Holdings, Inc.(a)	6,029	100,624
Marcus Corp. (The)	1,710	26,676
World Wrestling Entertainment, Inc., Class A	2,396	251,580
		378,880
FINANCIAL SERVICES - 1.5%
Essent Group Ltd.	5,723	283,861
Euronet Worldwide, Inc.(a)	2,439	214,315
EVERTEC, Inc.	3,561	140,054
MGIC Investment Corp.	15,990	267,673
Mr. Cooper Group, Inc.(a)	3,733	216,402
NMI Holdings, Inc., Class A(a)	4,529	120,970
Payoneer Global, Inc.(a)	11,244	59,818
Radian Group, Inc.	5,324	143,375
Voya Financial, Inc.	5,256	390,311
Walker & Dunlop, Inc.	1,653	150,390
Western Union Co. (The)	21,251	258,837
WEX, Inc.(a)	2,193	415,244
		2,661,250
FOOD PRODUCTS - 1.6%
B&G Foods, Inc.	4,180	55,427
Calavo Growers, Inc.	1,030	38,862
Cal-Maine Foods, Inc.	2,241	103,512
Darling Ingredients, Inc.(a)	8,371	579,692
Flowers Foods, Inc.	11,375	281,076
Fresh Del Monte Produce, Inc.	2,440	64,855
Hain Celestial Group, Inc. (The)(a)	4,952	62,742
Hostess Brands, Inc.(a)	7,660	184,146
Ingredion, Inc.	3,579	398,199
J & J Snack Foods Corp.	890	142,685
John B. Sanfilippo & Son, Inc.	548	59,683
Lancaster Colony Corp.	1,106	213,049
Pilgrim's Pride Corp.(a)	3,410	84,466
Post Holdings, Inc.(a)	3,117	265,880
Seneca Foods Corp., Class A(a)	330	12,726
Simply Good Foods Co. (The)(a)	4,622	178,918
Tootsie Roll Industries, Inc.	1,539	53,649
TreeHouse Foods, Inc.(a)	2,900	149,669
		2,929,236
GAS UTILITIES - 0.9%
Chesapeake Utilities Corp.	924	109,254
National Fuel Gas Co.	4,650	246,961
New Jersey Resources Corp.	5,204	232,619

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Northwest Natural Holding Co.	1,790	$76,916
ONE Gas, Inc.	2,906	229,952
Southwest Gas Holdings, Inc.	3,535	233,098
Spire, Inc.	2,710	172,275
UGI Corp.	11,324	305,635
		1,606,710
GROUND TRANSPORTATION - 1.9%
ArcBest Corp.	1,221	142,027
Avis Budget Group, Inc.(a)	1,995	439,479
Heartland Express, Inc.	2,983	48,772
Hertz Global Holdings, Inc.(a)	8,226	138,608
Knight-Swift Transportation Holdings, Inc.	8,494	516,010
Landstar System, Inc.	1,858	378,270
Marten Transport Ltd.	4,069	92,204
RXO, Inc.(a)	6,353	140,084
Ryder System, Inc.	4,476	457,223
Saia, Inc.(a)	1,358	574,624
Werner Enterprises, Inc.	3,400	159,868
XPO, Inc.(a)	5,706	395,083
		3,482,252
HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
AngioDynamics, Inc.(a)	2,440	21,204
Artivion, Inc.(a)	2,660	46,337
Avanos Medical, Inc.(a)	2,830	69,250
CONMED Corp.	1,644	199,006
Embecta Corp.	3,072	65,557
Enovis Corp.(a)	2,703	172,722
Envista Holdings Corp.(a)	8,891	305,939
Glaukos Corp.(a)	2,551	196,784
Globus Medical, Inc., Class A(a)	4,356	262,536
Haemonetics Corp.(a)	2,725	251,354
ICU Medical, Inc.(a)	1,116	198,849
Inari Medical, Inc.(a)	2,811	160,424
Integer Holdings Corp.(a)	1,853	171,365
Integra LifeSciences Holdings Corp.(a)	4,011	182,380
Lantheus Holdings, Inc.(a)	3,596	311,018
LeMaitre Vascular, Inc.	1,170	73,979
LivaNova PLC(a)	2,890	168,921
Masimo Corp.(a)	2,568	314,066
Merit Medical Systems, Inc.(a)	5,256	392,466
Neogen Corp.(a)	11,480	266,221
NuVasive, Inc.(a)	2,937	121,034
Omnicell, Inc.(a)	2,402	151,686
OraSure Technologies, Inc.(a)	3,830	18,078
Orthofix Medical, Inc.(a)	1,110	21,856
Penumbra, Inc.(a)	1,992	604,293
QuidelOrtho Corp.(a)	2,932	256,140
	Shares	Value
Shockwave Medical, Inc.(a)	1,907	$496,964
STAAR Surgical Co.(a)	5,677	310,929
Tandem Diabetes Care, Inc.(a)	3,437	120,020
UFP Technologies, Inc.(a)	365	71,053
Varex Imaging Corp.(a)	2,360	54,964
Zynex, Inc.(a)	1,703	16,621
		6,074,016
HEALTH CARE PROVIDERS & SERVICES - 2.3%
Acadia Healthcare Co., Inc.(a)	5,001	395,229
AdaptHealth Corp.(a)	4,790	65,815
Addus HomeCare Corp.(a)	935	85,618
Agiliti, Inc.(a)	1,960	33,653
Amedisys, Inc.(a)	1,733	157,426
AMN Healthcare Services, Inc.(a)	2,121	227,265
Apollo Medical Holdings, Inc.(a)	2,320	84,982
Chemed Corp.	804	418,956
CorVel Corp.(a)	554	113,326
Cross Country Healthcare, Inc.(a)	2,009	51,832
Encompass Health Corp.	5,590	369,108
Enhabit, Inc.(a)	2,905	39,886
Ensign Group, Inc. (The)	3,173	307,368
Fulgent Genetics, Inc.(a)	1,320	51,256
HealthEquity, Inc.(a)	4,484	304,643
ModivCare, Inc.(a)	715	31,274
NeoGenomics, Inc.(a)	6,745	116,891
Option Care Health, Inc.(a)	9,030	305,033
Owens & Minor, Inc.(a)	4,358	83,848
Patterson Cos., Inc.	4,983	163,891
Privia Health Group, Inc.(a)	4,927	137,562
Progyny, Inc.(a)	4,166	173,972
R1 RCM, Inc.(a)	7,822	135,164
RadNet, Inc.(a)	3,160	104,533
Select Medical Holdings Corp.	5,951	178,589
U.S. Physical Therapy, Inc.	808	93,946
		4,231,066
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.4%
CareTrust REIT, Inc.	5,808	120,748
LTC Properties, Inc.	2,666	89,471
Omega Healthcare Investors, Inc.	12,853	410,011
Sabra Health Care REIT, Inc.	12,749	165,609
		785,839
HEALTH CARE TECHNOLOGY - 0.4%
Certara, Inc.(a)	5,476	106,618
Computer Programs and Systems, Inc.(a)	890	23,336
Doximity, Inc., Class A(a)	5,763	205,912
HealthStream, Inc.	1,710	38,441
NextGen Healthcare, Inc.(a)	4,090	68,016

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Schrodinger, Inc.(a)	2,787	$145,788
Simulations Plus, Inc.	1,100	54,780
Veradigm, Inc.(a)	5,968	80,687
		723,578
HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.4%
Chatham Lodging Trust	2,050	19,680
DiamondRock Hospitality Co.	13,625	115,812
Park Hotels & Resorts, Inc.	13,367	182,192
Pebblebrook Hotel Trust	8,031	124,079
Service Properties Trust	8,860	75,221
Summit Hotel Properties, Inc.	8,030	51,713
Sunstone Hotel Investors, Inc.	10,730	109,339
Xenia Hotels & Resorts, Inc.	6,695	85,027
		763,063
HOTELS, RESTAURANTS & LEISURE - 1.9%
Aramark	13,315	537,527
Choice Hotels International, Inc.	2,065	269,999
Dine Brands Global, Inc.	1,419	85,594
El Pollo Loco Holdings, Inc.	2,780	29,607
Hilton Grand Vacations, Inc.(a)	4,727	219,805
Jack in the Box, Inc.	1,329	132,116
Marriott Vacations Worldwide Corp.	2,342	300,970
Papa John's International, Inc.	1,990	164,573
Planet Fitness, Inc., Class A(a)	4,456	300,958
Sabre Corp.(a)	18,980	77,818
Shake Shack, Inc., Class A(a)	2,170	168,522
Six Flags Entertainment Corp.(a)	4,556	108,888
Travel + Leisure Co.	5,130	208,945
Wendy's Co. (The)	11,410	245,201
Wingstop, Inc.	1,622	273,437
Wyndham Hotels & Resorts, Inc.	5,430	423,106
		3,547,066
HOUSEHOLD DURABLES - 2.4%
Cavco Industries, Inc.(a)	408	120,625
Century Communities, Inc.	1,696	130,965
Ethan Allen Interiors, Inc.	1,520	47,834
Green Brick Partners, Inc.(a)	1,830	103,432
Helen of Troy Ltd.(a)	2,907	410,759
Installed Building Products, Inc.	1,313	194,350
iRobot Corp.(a)	1,440	57,600
KB Home	4,546	245,348
La-Z-Boy, Inc.	2,770	86,895
Leggett & Platt, Inc.	7,766	227,233
LGI Homes, Inc.(a)	1,079	149,711
M.D.C Holdings, Inc.	3,328	170,660
M/I Homes, Inc.(a)	1,710	171,000
Meritage Homes Corp.	2,016	300,283
	Shares	Value
Sonos, Inc.(a)	6,940	$118,952
Taylor Morrison Home Corp.(a)	5,848	283,160
Tempur Sealy International, Inc.	9,474	422,825
Toll Brothers, Inc.	5,692	457,238
TopBuild Corp.(a)	1,633	447,328
Tri Pointe Homes, Inc.(a)	5,596	178,401
		4,324,599
HOUSEHOLD PRODUCTS - 0.2%
Central Garden & Pet Co.(a)	490	19,835
Central Garden & Pet Co., Class A(a)	2,596	99,219
Energizer Holdings, Inc.	3,903	139,337
WD-40 Co.	718	164,781
		423,172
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
Ormat Technologies, Inc.	2,847	231,461

INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 1.1%
EastGroup Properties, Inc.	2,428	430,193
First Industrial Realty Trust, Inc.	8,116	419,597
Innovative Industrial Properties, Inc.	1,453	115,121
LXP Industrial Trust	15,915	160,264
Rexford Industrial Realty, Inc.	10,410	573,487
STAG Industrial, Inc.	6,503	236,059
		1,934,721
INSURANCE - 3.4%
Ambac Financial Group, Inc.(a)	2,690	38,037
American Equity Investment Life Holding Co.	3,713	199,277
American Financial Group, Inc.	3,780	459,686
AMERISAFE, Inc.	1,122	58,479
Assured Guaranty Ltd.	3,150	188,307
Brighthouse Financial, Inc.(a)	3,510	182,976
CNO Financial Group, Inc.	7,111	182,895
Employers Holdings, Inc.	1,580	61,035
First American Financial Corp.	5,557	352,203
Genworth Financial, Inc., Class A(a)	28,500	167,010
Hanover Insurance Group, Inc. (The)	1,874	212,661
HCI Group, Inc.	420	26,380
Horace Mann Educators Corp.	2,500	75,325
James River Group Holdings Ltd.	2,340	43,267
Kemper Corp.	3,290	167,691
Kinsale Capital Group, Inc.	1,128	420,327
Mercury General Corp.	1,810	58,246
Old Republic International Corp.	15,176	418,402
Palomar Holdings, Inc.(a)	1,319	79,879
Primerica, Inc.	1,890	402,003

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
ProAssurance Corp.	3,130	$52,584
Reinsurance Group of America, Inc.	3,487	489,400
RenaissanceRe Holdings Ltd.	2,624	490,058
RLI Corp.	2,198	293,235
Safety Insurance Group, Inc.	723	52,056
Selective Insurance Group, Inc.	3,271	337,534
SiriusPoint Ltd.(a)	6,324	59,066
Stewart Information Services Corp.	1,476	69,564
Trupanion, Inc.(a)	2,094	64,600
United Fire Group, Inc.	1,440	34,618
Universal Insurance Holdings, Inc.	2,227	34,585
Unum Group	10,039	487,996
		6,259,382
INTERACTIVE MEDIA & SERVICES - 0.6%
Cargurus, Inc.(a)	4,013	90,935
Cars.com, Inc.(a)	3,584	81,751
QuinStreet, Inc.(a)	3,500	31,080
Shutterstock, Inc.	1,557	80,108
TripAdvisor, Inc.(a)	5,943	110,837
Yelp, Inc.(a)	3,839	172,947
Ziff Davis, Inc.(a)	2,520	182,750
ZoomInfo Technologies, Inc.(a)	14,092	360,332
		1,110,740
IT SERVICES - 0.1%
Kyndryl Holdings, Inc.(a)	11,138	152,145
Perficient, Inc.(a)	1,889	120,499
		272,644
LEISURE PRODUCTS - 1.0%
Brunswick Corp.	3,651	315,118
Mattel, Inc.(a)	19,352	412,198
Polaris, Inc.	2,796	379,809
Sturm Ruger & Co., Inc.	1,003	53,109
Topgolf Callaway Brands Corp.(a)	16,147	322,455
Vista Outdoor, Inc.(a)	3,304	100,111
YETI Holdings, Inc.(a)	4,700	200,220
		1,783,020
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Azenta, Inc.(a)	3,434	161,329
BioLife Solutions, Inc.(a)	1,960	38,965
Bruker Corp.	5,420	372,462
Cytek Biosciences, Inc.(a)	3,965	35,526
Medpace Holdings, Inc.(a)	1,313	332,412
Mesa Laboratories, Inc.	228	29,335
Repligen Corp.(a)	2,717	466,129
Sotera Health Co.(a)	5,467	103,764
Syneos Health, Inc.(a)	5,490	232,831
		1,772,753
	Shares	Value
MACHINERY - 4.6%
3D Systems Corp.(a)	7,050	$61,405
AGCO Corp.	3,260	433,906
Alamo Group, Inc.	502	97,267
Albany International Corp., Class A	1,589	152,989
Astec Industries, Inc.	1,234	60,960
Barnes Group, Inc.	2,840	111,612
Chart Industries, Inc.(a)	2,142	390,187
CIRCOR International, Inc.(a)	1,028	57,260
Crane Co.	2,810	263,269
Donaldson Co., Inc.	6,006	377,357
Enerpac Tool Group Corp.	3,220	88,486
EnPro Industries, Inc.	1,007	139,751
Esab Corp.	2,903	199,436
ESCO Technologies, Inc.	1,205	121,163
Federal Signal Corp.	3,225	197,015
Flowserve Corp.	6,807	257,032
Franklin Electric Co., Inc.	2,293	226,594
Graco, Inc.	8,466	671,608
Greenbrier Cos., Inc. (The)	1,692	78,153
Hillenbrand, Inc.	3,572	185,530
ITT, Inc.	4,118	410,153
John Bean Technologies Corp.	1,545	190,977
Kennametal, Inc.	3,900	118,872
Lincoln Electric Holdings, Inc.	2,946	591,292
Lindsay Corp.	441	58,446
Middleby Corp. (The)(a)	2,700	409,995
Mueller Industries, Inc.	2,960	239,938
Oshkosh Corp.	3,181	292,875
Proto Labs, Inc.(a)	1,427	47,305
SPX Technologies, Inc.(a)	2,285	193,334
Standex International Corp.	546	81,119
Tennant Co.	886	71,093
Terex Corp.	3,493	204,794
Timken Co. (The)	3,434	318,881
Titan International, Inc.(a)	3,580	44,714
Toro Co. (The)	5,360	544,844
Trinity Industries, Inc.	4,331	113,559
Wabash National Corp.	2,755	65,238
Watts Water Technologies, Inc., Class A	1,322	246,593
		8,415,002
MARINE TRANSPORTATION - 0.2%
Kirby Corp.(a)	3,023	246,314
Matson, Inc.	1,875	175,238
		421,552
MEDIA - 1.0%
AMC Networks, Inc., Class A(a)	1,770	22,337

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Cable One, Inc.	495	$358,350
DISH Network Corp., Class A(a)	5,047	40,023
EW Scripps Co. (The), Class A(a)	4,230	41,708
John Wiley & Sons, Inc., Class A	2,570	87,971
New York Times Co. (The), Class A	8,740	356,242
Nexstar Media Group, Inc.	1,932	360,743
Scholastic Corp.	1,655	71,480
TechTarget, Inc.(a)	1,596	51,838
TEGNA, Inc.	18,600	314,340
Thryv Holdings, Inc.(a)	2,106	49,912
		1,754,944
METALS & MINING - 2.4%
Alcoa Corp.	9,140	330,777
Arconic Corp.(a)	5,183	154,920
ATI, Inc.(a)	6,623	315,785
Carpenter Technology Corp.	2,444	146,298
Century Aluminum Co.(a)	3,330	30,969
Cleveland-Cliffs, Inc.(a)	27,192	479,939
Commercial Metals Co.	6,009	343,835
Compass Minerals International, Inc.	2,013	76,232
Haynes International, Inc.	630	31,601
Kaiser Aluminum Corp.	689	55,947
Materion Corp.	1,010	120,331
MP Materials Corp.(a)	5,064	120,776
Olympic Steel, Inc.	568	31,689
Reliance Steel & Aluminum Co.	2,975	871,258
Royal Gold, Inc.	4,816	578,594
SunCoke Energy, Inc.	6,340	56,299
TimkenSteel Corp.(a)	2,495	58,134
United States Steel Corp.	11,937	304,393
Warrior Met Coal, Inc.	2,649	117,218
Worthington Industries, Inc.	1,732	129,242
		4,354,237
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.7%
Annaly Capital Management, Inc.	25,714	516,594
Apollo Commercial Real Estate Finance, Inc.	9,200	108,560
Armour Residential REIT, Inc.	3,580	18,294
Ellington Financial, Inc.	2,800	37,856
Franklin BSP Realty Trust, Inc.	3,716	53,139
Invesco Mortgage Capital, Inc.	1,447	17,378
KKR Real Estate Finance Trust, Inc.	3,250	40,495
New York Mortgage Trust, Inc.	5,642	57,266
Pennymac Mortgage Investment Trust	5,780	73,868
Ready Capital Corp.	4,730	54,726
Redwood Trust, Inc.	7,420	55,873
	Shares	Value
Starwood Property Trust, Inc.	6,902	$143,148
Two Harbors Investment Corp.	4,867	65,267
		1,242,464
MULTI-UTILITIES - 0.3%
Avista Corp.	3,990	154,174
Black Hills Corp.	3,460	208,742
NorthWestern Corp.	3,080	173,927
Unitil Corp.	857	44,598
		581,441
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.9%
Brandywine Realty Trust	27,490	138,825
Corporate Office Properties Trust	13,220	343,720
Douglas Emmett, Inc.	11,259	165,507
Easterly Government Properties, Inc.	5,040	74,390
Highwoods Properties, Inc.	6,990	176,637
Hudson Pacific Properties, Inc.	9,340	54,826
JBG Smith Properties	7,110	118,950
Kilroy Realty Corp.	5,990	213,843
Office Properties Income Trust	3,047	23,462
Orion Office REIT, Inc.	3,380	21,970
SL Green Realty Corp.	3,445	129,911
Vornado Realty Trust	6,510	146,345
		1,608,386
OIL, GAS & CONSUMABLE FUELS - 3.4%
Antero Midstream Corp.	19,287	230,287
Antero Resources Corp.(a)	14,953	399,993
California Resources Corp.	3,023	161,277
Callon Petroleum Co.(a)	2,855	107,234
Chord Energy Corp.	1,995	312,896
Civitas Resources, Inc.	2,790	208,859
CNX Resources Corp.(a)	9,353	190,801
Comstock Resources, Inc.	5,170	65,918
CONSOL Energy, Inc.	1,659	123,629
CVR Energy, Inc.	1,679	61,686
Dorian LPG Ltd.	1,830	54,424
DT Midstream, Inc.	5,010	268,135
Equitrans Midstream Corp.	24,262	251,597
Green Plains, Inc.(a)	3,209	113,952
HF Sinclair Corp.	7,258	378,069
Matador Resources Co.	6,013	334,503
Murphy Oil Corp.	7,700	333,179
Northern Oil and Gas, Inc.	3,508	138,110
Ovintiv, Inc.	12,398	571,424
Par Pacific Holdings, Inc.(a)	3,136	98,721
PBF Energy, Inc., Class A	6,049	286,965

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
PDC Energy, Inc.	4,302	$326,479
Range Resources Corp.	12,533	393,912
REX American Resources Corp.(a)	830	30,727
SM Energy Co.	6,590	239,151
Southwestern Energy Co.(a)	61,200	396,576
Talos Energy, Inc.(a)	3,810	60,960
Vital Energy, Inc.(a)	880	46,446
World Kinect Corp.	3,267	73,638
		6,259,548
PAPER & FOREST PRODUCTS - 0.2%
Clearwater Paper Corp.(a)	980	31,585
Louisiana-Pacific Corp.	3,773	287,239
Mercer International, Inc.	3,670	32,663
Sylvamo Corp.	1,920	94,214
		445,701
PASSENGER AIRLINES - 0.3%
Allegiant Travel Co.(a)	869	107,495
Hawaiian Holdings, Inc.(a)	3,750	43,463
JetBlue Airways Corp.(a)	20,350	158,119
SkyWest, Inc.(a)	2,400	105,576
Sun Country Airlines Holdings, Inc.(a)	2,350	50,666
		465,319
PERSONAL CARE PRODUCTS - 0.7%
BellRing Brands, Inc.(a)	7,205	259,020
Coty, Inc., Class A(a)	19,814	238,561
Edgewell Personal Care Co.	2,955	116,457
elf Beauty, Inc.(a)	2,676	312,343
Inter Parfums, Inc.	1,025	153,299
Medifast, Inc.	536	54,613
Nu Skin Enterprises, Inc., Class A	2,850	83,761
USANA Health Sciences, Inc.(a)	707	45,891
		1,263,945
PHARMACEUTICALS - 0.8%
Amphastar Pharmaceuticals, Inc.(a)	2,299	139,526
Collegium Pharmaceutical, Inc.(a)	2,110	48,024
Harmony Biosciences Holdings, Inc.(a)	1,869	66,107
Innoviva, Inc.(a)	4,480	60,704
Jazz Pharmaceuticals PLC(a)	3,396	442,906
Ligand Pharmaceuticals, Inc.(a)	866	57,961
Pacira BioSciences, Inc.(a)	2,555	92,874
Perrigo Co. PLC	7,355	269,487
Phibro Animal Health Corp., Class A	1,400	20,272
Prestige Consumer Healthcare, Inc.(a)	2,840	185,197
Supernus Pharmaceuticals, Inc.(a)	3,141	96,397
		1,479,455
PROFESSIONAL SERVICES - 2.9%
ASGN, Inc.(a)	4,873	371,907
	Shares	Value
CACI International, Inc., Class A(a)	1,201	$420,878
Concentrix Corp.	2,394	199,277
CSG Systems International, Inc.	1,762	90,902
ExlService Holdings, Inc.(a)	1,727	243,421
Exponent, Inc.	2,669	239,089
Forrester Research, Inc.(a)	780	24,859
FTI Consulting, Inc.(a)	1,806	316,339
Genpact Ltd.	9,011	325,207
Heidrick & Struggles International, Inc.	1,020	27,815
Insperity, Inc.	1,882	221,417
KBR, Inc.	7,367	452,997
Kelly Services, Inc., Class A	12,010	220,023
Korn Ferry	2,852	150,243
ManpowerGroup, Inc.	4,743	374,128
Maximus, Inc.	3,275	274,314
NV5 Global, Inc.(a)	689	75,480
Paylocity Holding Corp.(a)	2,160	489,996
Resources Connection, Inc.	2,150	34,357
Science Applications International Corp.	2,932	355,769
TrueBlue, Inc.(a)	10,932	163,433
TTEC Holdings, Inc.	1,281	44,118
Verra Mobility Corp.(a)	4,966	104,236
		5,220,205
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Anywhere Real Estate, Inc.(a)	28,780	241,177
Cushman & Wakefield PLC(a)	6,470	63,600
eXp World Holdings, Inc.	3,804	94,872
Jones Lang LaSalle, Inc.(a)	3,575	595,416
Kennedy-Wilson Holdings, Inc.	1,256	20,724
Marcus & Millichap, Inc.	1,880	68,958
RE/MAX Holdings, Inc., Class A	930	18,330
St Joe Co. (The)	2,435	154,574
		1,257,651
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.5%
Apartment Income REIT Corp.	9,240	319,150
Centerspace	918	57,035
Elme Communities	5,140	83,525
Independence Realty Trust, Inc.	12,600	214,704
NexPoint Residential Trust, Inc.	1,558	64,751
Veris Residential, Inc.(a)	4,646	86,787
		825,952
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.7%
Acadia Realty Trust	5,897	92,642
Agree Realty Corp.	5,186	335,949
Brixmor Property Group, Inc.	18,832	428,240
Getty Realty Corp.	2,470	79,830
Kite Realty Group Trust	12,926	295,747

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Macerich Co. (The)	12,789	$163,060
NNN REIT, Inc.	11,045	471,401
Phillips Edison & Co., Inc.	4,066	143,570
Retail Opportunity Investments Corp.	8,910	131,244
RPT Realty	4,060	44,132
Saul Centers, Inc.	1,102	42,482
SITE Centers Corp.	11,131	156,390
Spirit Realty Capital, Inc.	8,290	334,336
Tanger Factory Outlet Centers, Inc.	6,055	141,747
Urban Edge Properties	6,590	112,096
Urstadt Biddle Properties, Inc., Class A	2,370	53,752
Whitestone REIT	1,040	10,733
		3,037,351
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Allegro MicroSystems, Inc.(a)	3,309	170,777
Alpha & Omega Semiconductor Ltd.(a)	1,300	42,744
Amkor Technology, Inc.	5,147	149,726
Axcelis Technologies, Inc.(a)	1,677	336,205
CEVA, Inc.(a)	1,400	38,024
Cirrus Logic, Inc.(a)	4,812	388,810
Cohu, Inc.(a)	2,700	117,855
Diodes, Inc.(a)	2,306	217,894
FormFactor, Inc.(a)	3,952	146,856
Ichor Holdings Ltd.(a)	1,667	64,546
Kulicke & Soffa Industries, Inc.	2,911	174,311
Lattice Semiconductor Corp.(a)	7,120	647,493
MACOM Technology Solutions Holdings, Inc.(a)	3,035	212,207
MaxLinear, Inc.(a)	3,734	92,118
MKS Instruments, Inc.	2,982	325,545
Onto Innovation, Inc.(a)	2,474	307,568
PDF Solutions, Inc.(a)	1,850	85,082
Photronics, Inc.(a)	3,500	92,575
Power Integrations, Inc.	2,924	284,037
Rambus, Inc.(a)	5,634	352,745
Semtech Corp.(a)	3,481	101,645
Silicon Laboratories, Inc.(a)	1,589	236,983
SiTime Corp.(a)	852	109,917
SMART Global Holdings, Inc.(a)	2,820	75,012
Synaptics, Inc.(a)	1,924	173,756
Ultra Clean Holdings, Inc.(a)	2,491	94,907
Universal Display Corp.	2,302	335,816
Veeco Instruments, Inc.(a)	3,049	85,860
Wolfspeed, Inc.(a)	6,366	419,519
		5,880,533
SOFTWARE - 2.7%
8x8, Inc.(a)	7,020	33,275
A10 Networks, Inc.	3,800	58,976
	Shares	Value
ACI Worldwide, Inc.(a)	6,207	$143,940
Adeia, Inc.	7,917	95,162
Alarm.com Holdings, Inc.(a)	2,726	150,502
Aspen Technology, Inc.(a)	1,540	274,890
Blackbaud, Inc.(a)	2,610	196,925
Cerence, Inc.(a)	2,125	59,096
CommVault Systems, Inc.(a)	2,431	189,448
Consensus Cloud Solution, Inc.(a)	1,053	34,128
Digital Trubine, Inc.(a)	5,209	56,466
DoubleVerify Holdings, Inc.(a)	4,696	197,702
Dropbox, Inc., Class A(a)	11,416	307,661
Dynatrace, Inc.(a)	11,757	642,990
Ebix, Inc.	1,630	50,465
Envestnet, Inc.(a)	2,971	184,143
InterDigital, Inc.	1,425	132,083
LiveRamp Holdings, Inc.(a)	3,529	100,718
Manhattan Associates, Inc.(a)	3,260	621,421
N-able, Inc.(a)	3,555	50,019
NCR Corp.(a)	7,740	208,051
OneSpan, Inc.(a)	2,560	35,174
Progress Software Corp.	2,638	158,438
Qualys, Inc.(a)	1,814	251,783
SPS Commerce, Inc.(a)	1,913	345,086
Teradata Corp.(a)	5,403	307,161
Xperi, Inc.(a)	2,495	32,734
		4,918,437
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.2%
CubeSmart	11,708	507,659
EPR Properties	4,350	194,184
Extra Space Storage, Inc.	1	114
Four Corners Property Trust, Inc.	5,596	147,175
Lamar Advertising Co., Class A	4,690	462,903
National Storage Affiliates Trust	4,999	168,916
Outfront Media, Inc.	8,400	129,864
PotlatchDeltic Corp.	4,518	242,300
Rayonier, Inc.	8,244	273,041
Safehold, Inc.	2,623	64,867
Uniti Group, Inc.	15,294	85,341
		2,276,364
SPECIALTY RETAIL - 3.8%
Aaron's Co., Inc. (The)	2,165	34,250
Abercrombie & Fitch Co., Class A(a)	2,744	108,690
Academy Sports & Outdoors, Inc.	4,294	256,738
American Eagle Outfitters, Inc.	9,910	139,235
America's Car-Mart, Inc.(a)	314	37,404
Asbury Automotive Group, Inc.(a)	1,139	256,958
AutoNation, Inc.(a)	1,805	290,569

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Boot Barn Holdings, Inc.(a)	1,650	$154,935
Buckle, Inc. (The)	2,055	75,131
Caleres, Inc.	2,164	58,515
Chico's FAS, Inc.(a)	29,307	178,773
Designer Brands, Inc., Class A	3,640	36,218
Dick's Sporting Goods, Inc.	3,263	460,083
Five Below, Inc.(a)	2,938	612,103
Foot Locker, Inc.	10,356	278,266
GameStop Corp., Class A(a)	13,656	303,163
Gap, Inc. (The)	12,475	128,492
Group 1 Automotive, Inc.	1,467	379,263
Guess?, Inc.	2,710	56,883
Haverty Furniture Cos., Inc.	998	35,529
Hibbett, Inc.	4,799	222,674
Leslie's, Inc.(a)	8,617	54,890
Lithia Motors, Inc.	1,444	448,405
MarineMax, Inc.(a)	1,332	53,720
Monro, Inc.	1,896	69,488
National Vision Holdings, Inc.(a)	4,212	91,105
ODP Corp. (The)(a)	2,069	103,202
RH(a)	958	371,867
Sally Beauty Holdings, Inc.(a)	6,182	73,998
Shoe Carnival, Inc.	1,370	36,456
Signet Jewelers Ltd.	2,489	200,340
Sleep Number Corp.(a)	1,371	37,963
Sonic Automotive, Inc., Class A	1,185	56,750
Upbound Group, Inc.	2,930	101,466
Urban Outfitters, Inc.(a)	3,548	129,041
Valvoline, Inc.	8,304	315,303
Victoria's Secret & Co.(a)	4,309	88,291
Williams-Sonoma, Inc.	4,798	665,195
		7,001,352
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
Avid Technology, Inc.(a)	2,020	48,157
Corsair Gaming, Inc.(a)	2,360	43,613
Super Micro Computer, Inc.(a)	2,355	777,786
Xerox Holdings Corp.	4,997	79,852
		949,408
TEXTILES, APPAREL & LUXURY GOODS - 1.9%
Capri Holdings Ltd.(a)	6,676	246,411
Carter's, Inc.	2,047	153,545
Columbia Sportswear Co.	2,324	182,690
Crocs, Inc.(a)	3,239	350,946
Deckers Outdoor Corp.(a)	1,716	932,972
G-III Apparel Group Ltd.(a)	2,890	59,852
Hanesbrands, Inc.	25,947	136,741
	Shares	Value
Kontoor Brands, Inc.	2,850	$120,726
Movado Group, Inc.	5,970	171,339
Oxford Industries, Inc.	788	84,986
PVH Corp.	3,285	294,467
Skechers USA, Inc., Class A(a)	7,264	403,733
Steven Madden Ltd.	3,892	129,915
Under Armour, Inc., Class A(a)	13,750	110,825
Under Armour, Inc., Class C(a)	6,490	48,156
Wolverine World Wide, Inc.	4,373	55,406
		3,482,710
TRADING COMPANIES & DISTRIBUTORS - 1.5%
Applied Industrial Technologies, Inc.	1,941	281,426
Boise Cascade Co.	2,041	211,223
DXP Enterprises, Inc.(a)	954	36,233
GATX Corp.	1,863	233,546
GMS, Inc.(a)	2,140	157,697
MSC Industrial Direct Co., Inc., Class A	2,488	251,089
NOW, Inc.(a)	5,970	67,998
Univar Solutions, Inc.(a)	8,360	302,130
Veritiv Corp.	666	93,326
Watsco, Inc.	1,690	639,141
WESCO International, Inc.	2,347	412,063
		2,685,872
WATER UTILITIES - 0.6%
American States Water Co.	1,968	173,991
California Water Service Group	3,111	164,945
Essential Utilities, Inc.	12,921	546,429
Middlesex Water Co.	897	72,137
SJW Group	1,649	116,188
		1,073,690
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Gogo, Inc.(a)	3,880	58,471
Shenandoah Telecommunications Co.	2,630	49,102
Telephone and Data Systems, Inc.	6,230	49,965
		157,538
TOTAL COMMON STOCKS (COST $163,911,381)		180,863,106
RIGHTS - 0.0%

BIOTECHNOLOGY - 0.0%
Omniab, Inc.(a)(b)(c)	734	—

TOTAL RIGHTS (COST $—)		—

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MONEY MARKET FUND - 0.6%
Northern Institutional Treasury Portfolio (Premier Class), 5.12%(d)	1,096,494	$1,096,494
TOTAL MONEY MARKET FUND (COST $1,096,494)		1,096,494
TOTAL INVESTMENTS (COST $165,007,875) - 99.9%		181,959,600

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		273,016
NET ASSETS - 100.0%		$182,232,616

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.
(d)	7-day current yield as of July 31, 2023 is disclosed.

N.V. — Naamloze Vennootschap
PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS — July 31, 2023 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a ‘‘Fund’’ and, collectively, the ‘‘Funds’’) consists of eleven Funds — Steward Covered Call Income Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Values-Focused Large Cap Enhanced Index Fund, Steward Values-Focused Small-Mid Cap Enhanced Index Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund and Steward Small Cap Growth Fund. Fund investments are recorded at fair value. Effective September 8, 2022 and in accordance with of Rule 2a-5 under the 1940 Act, the Funds’ Board of Directors (the “Board”) designated the Funds’ investment adviser, Crossmark Global Investments, Inc. (“Crossmark Global Investments” or the “Adviser”), to serve as the valuation designee to perform fair value determinations for applicable Fund investments and approved the Adviser’s valuation procedures for the Funds. Fund investments are valued using various valuation methodologies, including the following:
Equity securities listed on a domestic exchange are valued at the official closing price or last trade price, or the last bid price if there was no trade that day. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last trade price, or the last bid price if there was no trade on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last trade price. Equity securities listed on a foreign exchange are valued at the official closing price or last trade price, or, if there was no trade that day, the last bid price or the mean of the last bid and asked prices, depending on the exchange. American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) listed on an exchange are priced at the official closing price or the last trade price. Open-end money market mutual funds are valued at net asset value per share. Exchange-traded equity options are valued at the (i) settlement price (official closing price) or last trade price, or, (ii) if there was no trade that day, at the mean of the last bid and asked prices. Prices are generally provided by approved third-party pricing services.
Domestic fixed income securities, including short-term instruments, are priced at an evaluated bid price provided by an approved third-party pricing service. Foreign fixed income securities are priced at the mean of evaluated bid and asked prices provided by an approved third-party pricing service. Third-party pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as,among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quotedprices for similar assets. Short-term debt obligations (those with remaining maturities of 60 days or less) are valued at amortized cost.
If a Fund investment cannot be valued in accordance with the above valuation methodologies or other routine valuation methodologies established by the Adviser, the Adviser’s Valuation Committee will value the investment in accordance with the Adviser’s valuation procedures.
Accounting principals generally accepted in the United States of America (‘‘GAAP’’) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to the Adviser's valuation procedures, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of July 31, 2023:
	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$69,159,681	$—	$—	$69,159,681
Money Market Fund	172,606	—	—	172,606
Total Assets - Investments	$69,332,287	$ —	$ —	$69,332,287

Liabilities:
Other Financial Instruments^
Written Call Options	$(2,997,304)	$—	$—	$(2,997,304)
Total Liabilities - Other Financial Instruments	$(2,997,304)	$ —	$ —	$(2,997,304)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$72,991,504	$—	$—	$72,991,504
Money Market Fund	3,679,379	—	—	3,679,379
Total Assets - Investments	$76,670,883	$ —	$ —	$76,670,883

Liabilities:
Security Type
Common Stocks Sold Short*	$(79,035,308)	$—	$—	$(79,035,308)
Total Liabilities - Securities Sold Short	$(79,035,308)	$ —	$ —	$(79,035,308)

Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$371,727,202	$—	$—	$371,727,202
Money Market Fund	5,534,635	—	—	5,534,635
Total Assets - Investments	$377,261,837	$ —	$ —	$377,261,837

Steward International Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$220,049,612	$—	$—	$220,049,612
Master Limited Partnerships*	679,895	—	—	679,895
Preferred Stocks*	3,977,080	—	—	3,977,080
Money Market Fund	1,982,813	—	—	1,982,813
Total Assets - Investments	$226,689,400	$ —	$ —	$226,689,400

Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$84,057,358	$—	$—	$84,057,358
Money Market Fund	15,328	—	—	15,328
Total Assets - Investments	$84,072,686	$ —	$ —	$84,072,686

Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$88,706,123	$—	$—	$88,706,123
Money Market Fund	575,932	—	—	575,932
Total Assets - Investments	$89,282,055	$ —	$ —	$89,282,055

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$71,651,836	$—	$—	$71,651,836
Money Market Fund	328,358	—	—	328,358
Total Assets - Investments	$71,980,194	$ —	$ —	$71,980,194

Steward Select Bond Fund
Assets:
Security Type
Asset-Backed Securities	$—	$21,956	$—	$21,956
Corporate Bonds*	—	90,068,979	—	90,068,979
Municipal Bonds	—	4,785,414	—	4,785,414
U.S. Government Agencies	—	45,257,044	—	45,257,044
U.S. Government Agency Mortgage-Backed Obligations	—	6,320,333	—	6,320,333
U.S. Treasury Obligations	—	6,211,333	—	6,211,333
Money Market Fund	5,212,045	—	—	5,212,045
Total Assets - Investments	$5,212,045	$152,665,059	$ —	$157,877,104

Steward Small Cap Growth Fund
Assets:
Security Type
Common Stocks*	$26,162,219	$—	$—	$26,162,219
Money Market Fund	241,865	—	—	241,865
Total Assets - Investments	$26,404,084	$ —	$ —	$26,404,084

Steward Values-Focused Large Cap Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$227,646,007	$—	$—	$227,646,007
Rights*	—	—	—**	—
Money Market Fund	2,027,082	—	—	2,027,082
Total Assets - Investments	$229,673,089	$ —	$ —	$229,673,089

Steward Values-Focused Small-Mid Cap Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$180,863,106	$—	$—	$180,863,106
Rights*	—	—	—**	—
Money Market Fund	1,096,494	—	—	1,096,494
Total Assets - Investments	$181,959,600	$ —	$ —	$181,959,600

*	Please refer to the Schedule of Portfolio Investments to view common stocks, master limited partnerships, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.
Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds' investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.